UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP 200 Clarendon Street 27th Floor Boston, MA 02116-5021

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: January 31, 2013

Item 1.	Schedule of Investments.

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

Schedule of Investments

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 97.7%
Aerospace & Defense – 3.5%
70,003	Honeywell International, Inc.	$ 4,777,005
12,431	Lockheed Martin Corp.	1,079,881
11,487	Textron, Inc.	330,366
89,808	The Boeing Co.	6,634,117

		12,821,369

Air Freight & Logistics – 0.1%
2,388	FedEx Corp.	242,263

Airlines – 0.2%
1,523	Copa Holdings SA Class A	166,921
20,707	United Continental Holdings, Inc.*	500,074

		666,995

Auto Components* – 0.6%
3,092	BorgWarner, Inc.	229,365
32,484	Delphi Automotive PLC	1,255,831
60,204	The Goodyear Tire & Rubber Co.	828,407

		2,313,603

Automobiles* – 0.5%
66,992	General Motors Co.	1,881,805

Beverages – 2.2%
17,207	PepsiCo., Inc.	1,253,530
184,594	The Coca-Cola Co.	6,874,281

		8,127,811

Biotechnology – 4.6%
50,839	Alexion Pharmaceuticals, Inc.*	4,778,358
6,634	Amgen, Inc.	566,942
29,375	Biogen Idec, Inc.*	4,584,850
130,498	Gilead Sciences, Inc.*	5,148,146
33,870	Myriad Genetics, Inc.*	916,522
3,539	United Therapeutics Corp.*	190,717
14,543	Vertex Pharmaceuticals, Inc.*	651,235

		16,836,770

Building Products – 0.6%
37,166	Armstrong World Industries, Inc.	2,043,758

Capital Markets – 0.8%
8,034	BlackRock, Inc.	1,898,273
14,011	Federated Investors, Inc. Class B(a)	331,500
27,119	Jefferies Group, Inc.	540,482

		2,770,255

Chemicals – 4.7%
205,523	Huntsman Corp.	3,623,371
26,288	Kronos Worldwide, Inc.(a)	509,724
103,053	LyondellBasell Industries NV Class A	6,535,621
21,648	PPG Industries, Inc.(a)	2,984,610

Shares	Description	Value
Common Stocks – (continued)
Chemicals – (continued)
7,408	The Sherwin-Williams Co.	$ 1,201,133
18,917	The Valspar Corp.	1,253,819
14,654	W.R. Grace & Co.*	1,052,157

		17,160,435

Commercial Banks – 0.5%
28,818	PNC Financial Services Group, Inc.	1,780,952

Commercial Services & Supplies – 0.2%
6,554	Avery Dennison Corp.	252,395
25,427	Rollins, Inc.	628,555

		880,950

Communications Equipment – 1.9%
49,888	Brocade Communications Systems, Inc.*	285,360
103,008	QUALCOMM, Inc.	6,801,618

		7,086,978

Computers & Peripherals – 6.4%
46,821	Apple, Inc.	21,318,070
44,597	Western Digital Corp.	2,096,059

		23,414,129

Diversified Consumer Services(a) – 0.1%
7,835	Weight Watchers International, Inc.	418,937

Diversified Financial Services – 1.7%
133,705	JPMorgan Chase & Co.	6,290,820

Diversified Telecommunication Services – 1.1%
10,676	AT&T, Inc.	371,418
87,012	Verizon Communications, Inc.	3,794,593

		4,166,011

Electric Utilities – 0.3%
14,229	Entergy Corp.	919,194
3,203	Pinnacle West Capital Corp.	170,976

		1,090,170

Electronic Equipment, Instruments & Components – 0.7%
10,533	Avnet, Inc.*	372,447
126,969	Corning, Inc.	1,523,628
17,690	Molex, Inc.	480,460

		2,376,535

Energy Equipment & Services – 0.2%
8,368	Schlumberger Ltd.	653,122

Food & Staples Retailing – 1.4%
30,714	CVS Caremark Corp.	1,572,557
68,518	The Kroger Co.	1,897,948
21,219	Wal-Mart Stores, Inc.	1,484,269

		4,954,774

Food Products – 2.5%
159,968	Archer-Daniels-Midland Co.	4,563,887
46,128	Bunge Ltd.	3,674,557

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food Products – (continued)
12,592	Ingredion, Inc.	$ 831,953

		9,070,397

Health Care Equipment & Supplies – 2.9%
133,415	Abbott Laboratories	4,520,100
57,743	Baxter International, Inc.	3,917,285
145,092	Boston Scientific Corp.*	1,083,837
12,625	Edwards Lifesciences Corp.*	1,135,367

		10,656,589

Hotels, Restaurants & Leisure – 6.8%
46,992	Carnival Corp.	1,819,530
125,982	Marriott International, Inc. Class A	5,036,760
43,720	Marriott Vacations Worldwide Corp.*	1,940,294
26,748	McDonald’s Corp.	2,548,817
38,956	Starbucks Corp.	2,186,211
33,804	Wyndham Worldwide Corp.	1,885,925
40,943	Wynn Resorts Ltd.	5,126,883
63,894	Yum! Brands, Inc.	4,149,276

		24,693,696

Household Durables – 0.5%
4,557	Garmin Ltd.(a)	172,665
18,033	Harman International Industries, Inc.	807,518
254	NVR, Inc.*	261,533
5,925	Tupperware Brands Corp.	451,485

		1,693,201

Household Products – 0.2%
6,738	Kimberly-Clark Corp.	603,118

Insurance – 0.8%
53,371	Prudential Financial, Inc.	3,089,114

Internet & Catalog Retail* – 3.6%
3,554	Amazon.com, Inc.(b)	943,587
220,815	Liberty Interactive Corp. Class A	4,694,527
8,976	Priceline.com, Inc.	6,152,779
31,920	TripAdvisor, Inc.	1,477,257

		13,268,150

Internet Software & Services* – 4.2%
49,606	AOL, Inc.	1,520,424
60,020	eBay, Inc.	3,356,919
18,099	Facebook, Inc. Class A	560,526
9,386	Google, Inc. Class A	7,092,906
63,709	VeriSign, Inc.	2,765,608

		15,296,383

IT Services – 9.7%
44,684	Accenture PLC Class A	3,212,333
85,279	International Business Machines Corp.	17,317,606
57,519	Lender Processing Services, Inc.	1,382,757
14,007	MasterCard, Inc. Class A	7,261,229
34,131	Teradata Corp.*	2,275,172

Shares	Description	Value
Common Stocks – (continued)
IT Services – (continued)
24,813	Visa, Inc. Class A	$ 3,918,221

		35,367,318

Life Sciences Tools & Services* – 0.5%
29,042	Life Technologies Corp.	1,878,727

Machinery – 3.7%
3,320	AGCO Corp.*	175,960
10,283	Donaldson Co., Inc.	386,744
17,664	Harsco Corp.	450,255
64,215	Illinois Tool Works, Inc.	4,034,629
11,138	Lincoln Electric Holdings, Inc.	600,672
13,237	Navistar International Corp.*	345,353
43,824	PACCAR, Inc.	2,062,357
18,368	The Manitowoc Co., Inc.	323,277
54,906	The Toro Co.	2,417,511
41,598	WABCO Holdings, Inc.*	2,606,531

		13,403,289

Media – 3.3%
35,169	Cinemark Holdings, Inc.	989,656
70,594	DIRECTV*	3,610,177
56,815	DISH Network Corp. Class A	2,117,495
94,890	News Corp. Class A	2,632,249
13,998	Regal Entertainment Group Class A(a)	208,990
41,550	Viacom, Inc. Class B	2,507,542

		12,066,109

Metals & Mining – 0.1%
12,402	Commercial Metals Co.	206,493
3,847	Nucor Corp.	177,001

		383,494

Office Electronics* – 0.1%
7,563	Zebra Technologies Corp. Class A	327,327

Oil, Gas & Consumable Fuels – 3.5%
50,327	Exxon Mobil Corp.	4,527,920
5,343	Hess Corp.	358,836
90,891	Marathon Petroleum Corp.	6,745,021
13,646	Murphy Oil Corp.	812,210
9,469	Tesoro Corp.	461,046

		12,905,033

Paper & Forest Products – 0.1%
6,246	Domtar Corp.	519,855

Personal Products(a) – 0.5%
47,676	Herbalife Ltd.	1,731,592

Pharmaceuticals – 7.4%
198,346	AbbVie, Inc.	7,277,315
157,958	Bristol-Myers Squibb Co.(b)	5,708,602
4,817	Eli Lilly & Co.	258,625
9,831	Hospira, Inc.*	335,434
92,961	Johnson & Johnson	6,871,677
46,720	Merck & Co., Inc.	2,020,640
78,553	Pfizer, Inc.	2,142,926

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
177,516	Warner Chilcott PLC Class A	$ 2,515,401

		27,130,620

Professional Services – 0.2%
7,425	Nielsen Holdings NV*	241,387
12,457	Robert Half International, Inc.	438,984

		680,371

Real Estate Investment Trusts – 3.7%
77,462	American Tower Corp.	5,898,731
1,099	Boston Properties, Inc.	115,703
71,954	Rayonier, Inc.	3,874,003
21,260	Simon Property Group, Inc.	3,405,427
1,654	Taubman Centers, Inc.	134,801

		13,428,665

Road & Rail – 1.7%
26,709	CSX Corp.	588,399
136,661	Hertz Global Holdings, Inc.*	2,498,163
2,608	Kansas City Southern	242,831
23,013	Union Pacific Corp.	3,025,289

		6,354,682

Semiconductors & Semiconductor Equipment – 0.5%
19,166	Broadcom Corp. Class A	621,937
113,315	Cypress Semiconductor Corp.*	1,163,745

		1,785,682

Software – 3.9%
21,228	CA, Inc.	526,879
12,240	Cadence Design Systems, Inc.*	170,503
373,691	Microsoft Corp.	10,265,292
68,428	Oracle Corp.	2,429,878
23,167	Synopsys, Inc.*	774,705

		14,167,257

Specialty Retail – 1.4%
4,173	AutoNation, Inc.*(a)	202,391
4,372	AutoZone, Inc.*	1,616,328
12,645	O’Reilly Automotive, Inc.*	1,171,559
34,306	The Home Depot, Inc.	2,295,758

		5,286,036

Textiles, Apparel & Luxury Goods* – 0.1%
14,035	Hanesbrands, Inc.	526,032

Tobacco – 2.9%
119,982	Philip Morris International, Inc.	10,577,613

Trading Companies & Distributors – 0.6%
29,869	MSC Industrial Direct Co., Inc. Class A	2,363,235

TOTAL COMMON STOCKS		$357,232,027

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 1.7%
Repurchase Agreement – 1.7%
Joint Repurchase Agreement Account II
$6,400,000	0.160%	02/01/13	$ 6,400,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$363,632,027

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 1.4%
Financial Square Money Market Fund – FST Shares
5,096,163	0.115%	$ 5,096,163

TOTAL INVESTMENTS – 100.8%		$368,728,190

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.8)%		(3,088,069)

NET ASSETS – 100.0%		$365,640,121

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Joint repurchase agreement was entered into on January 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2013.

(e)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED LARGE CAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	79	March 2013	$5,898,535	$126,019

TAX INFORMATION — At January 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$333,570,497

Gross unrealized gain	38,958,922
Gross unrealized loss	(3,801,229)

Net unrealized security gain	$35,157,693

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Schedule of Investments

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 97.6%
Aerospace & Defense – 1.3%
26,705	Lockheed Martin Corp.	$ 2,319,863
28,445	Raytheon Co.	1,498,483
25,934	Textron, Inc.	745,862
5,054	The Boeing Co.	373,339

		4,937,547

Auto Components* – 0.3%
72,105	The Goodyear Tire & Rubber Co.	992,165

Automobiles* – 0.9%
121,391	General Motors Co.	3,409,873

Biotechnology* – 1.7%
25,329	Alexion Pharmaceuticals, Inc.	2,380,673
13,363	Biogen Idec, Inc.	2,085,697
13,196	Gilead Sciences, Inc.	520,582
26,192	Myriad Genetics, Inc.	708,756
4,989	United Therapeutics Corp.	268,857
13,371	Vertex Pharmaceuticals, Inc.	598,753

		6,563,318

Building Products – 0.2%
13,042	Armstrong World Industries, Inc.	717,180

Capital Markets – 7.3%
68,361	Ameriprise Financial, Inc.	4,533,702
15,043	BlackRock, Inc.	3,554,360
21,309	E*TRADE Financial Corp.*	226,088
71,010	Federated Investors, Inc. Class B(a)	1,680,097
62,330	Janus Capital Group, Inc.	579,669
254,012	Jefferies Group, Inc.	5,062,459
27,110	Legg Mason, Inc.	749,591
11,935	LPL Financial Holdings, Inc.	397,435
224,464	Morgan Stanley, Inc.	5,129,002
171,528	SEI Investments Co.	4,624,395
13,444	State Street Corp.	748,159
44,998	The Bank of New York Mellon Corp.	1,222,146

		28,507,103

Chemicals – 3.8%
253,598	Huntsman Corp.	4,470,933
47,612	Kronos Worldwide, Inc.(a)	923,197
123,452	LyondellBasell Industries NV Class A	7,829,326
9,204	PPG Industries, Inc.(a)	1,268,955
2,478	W.R. Grace & Co.*	177,920

		14,670,331

Commercial Banks – 4.2%
105,052	PNC Financial Services Group, Inc.	6,492,213
281,107	Wells Fargo & Co.	9,790,957

		16,283,170

Shares	Description	Value
Common Stocks – (continued)
Commercial Services & Supplies – 0.3%
26,761	Avery Dennison Corp.	$ 1,030,566

Communications Equipment – 0.7%
141,396	Brocade Communications Systems, Inc.*	808,785
36,972	Cisco Systems, Inc.	760,514
18,453	QUALCOMM, Inc.	1,218,452

		2,787,751

Computers & Peripherals – 0.7%
56,811	Western Digital Corp.	2,670,117

Diversified Consumer Services – 0.0%
3,539	Weight Watchers International, Inc.	189,230

Diversified Financial Services – 7.0%
260,313	Bank of America Corp.	2,946,743
16,005	CBOE Holdings, Inc.	542,249
188,375	Citigroup, Inc.	7,941,890
23,310	Interactive Brokers Group, Inc. Class A	333,333
330,321	JPMorgan Chase & Co.	15,541,603
7,335	Leucadia National Corp.	186,676

		27,492,494

Diversified Telecommunication Services(b) – 1.6%
175,496	AT&T, Inc.	6,105,506

Electric Utilities – 3.2%
23,921	Entergy Corp.	1,545,297
14,401	Exelon Corp.	452,767
19,159	NextEra Energy, Inc.	1,380,406
97,327	Pinnacle West Capital Corp.	5,195,315
86,957	The Southern Co.	3,846,108

		12,419,893

Electronic Equipment, Instruments & Components – 1.7%
15,636	Avnet, Inc.*	552,889
455,933	Corning, Inc.	5,471,196
27,278	Molex, Inc.	740,870

		6,764,955

Food & Staples Retailing – 0.7%
50,923	CVS Caremark Corp.	2,607,258

Food Products – 2.4%
201,791	Archer-Daniels-Midland Co.	5,757,097
38,372	Bunge Ltd.	3,056,714
3,859	Ingredion, Inc.	254,964
7,023	Tyson Foods, Inc. Class A	155,349

		9,224,124

Gas Utilities – 0.1%
7,859	AGL Resources, Inc.	328,506

Health Care Equipment & Supplies – 1.7%
29,917	Abbott Laboratories	1,013,588
28,756	Baxter International, Inc.	1,950,807
224,745	Boston Scientific Corp.*	1,678,845
11,978	Edwards Lifesciences Corp.*	1,077,181

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
23,920	Hill-Rom Holdings, Inc.	$ 793,666

		6,514,087

Hotels, Restaurants & Leisure – 3.8%
70,649	Carnival Corp.	2,735,529
123,056	Marriott International, Inc. Class A	4,919,779
42,112	Marriott Vacations Worldwide Corp.*	1,868,930
10,720	Wyndham Worldwide Corp.	598,069
39,222	Wynn Resorts Ltd.	4,911,379

		15,033,686

Household Durables – 0.7%
33,011	Harman International Industries, Inc.	1,478,233
548	NVR, Inc.*	564,254
34,011	PulteGroup, Inc.*	705,388
1,991	Tupperware Brands Corp.	151,714

		2,899,589

Household Products – 1.1%
58,803	The Procter & Gamble Co.	4,419,634

Independent Power Producers & Energy Traders – 0.8%
302,619	The AES Corp.	3,280,390

Industrial Conglomerates – 2.1%
360,396	General Electric Co.	8,029,623

Insurance – 4.1%
99,406	Berkshire Hathaway, Inc. Class B*	9,635,424
106,173	Prudential Financial, Inc.	6,145,293
2,389	Reinsurance Group of America, Inc.	137,105

		15,917,822

Internet & Catalog Retail* – 2.3%
190,463	Liberty Interactive Corp. Class A	4,049,243
5,914	Priceline.com, Inc.	4,053,870
22,686	TripAdvisor, Inc.	1,049,908

		9,153,021

Internet Software & Services* – 0.2%
17,961	AOL, Inc.	550,504
8,987	VeriSign, Inc.	390,126

		940,630

IT Services – 2.9%
13,579	Accenture PLC Class A	976,194
25,042	International Business Machines Corp.	5,085,279
46,577	Lender Processing Services, Inc.	1,119,711
5,924	MasterCard, Inc. Class A	3,071,002
18,978	Teradata Corp.*	1,265,073

		11,517,259

Shares	Description	Value
Common Stocks – (continued)
Life Sciences Tools & Services* – 0.4%
26,097	Life Technologies Corp.	$ 1,688,215

Machinery – 1.3%
3,768	AGCO Corp.*	199,704
24,838	Harsco Corp.	633,121
3,316	Illinois Tool Works, Inc.	208,344
8,057	Navistar International Corp.*	210,207
9,110	Oshkosh Corp.*	356,930
8,549	PACCAR, Inc.	402,316
17,844	The Toro Co.	785,671
34,040	WABCO Holdings, Inc.*	2,132,947

		4,929,240

Media – 1.2%
33,229	DIRECTV*	1,699,331
54,407	DISH Network Corp. Class A	2,027,749
27,787	News Corp. Class A	770,811
15,851	Regal Entertainment Group Class A(a)	236,656

		4,734,547

Metals & Mining – 0.8%
120,929	Commercial Metals Co.	2,013,468
16,633	Newmont Mining Corp.	714,554
21,610	United States Steel Corp.(a)	482,983

		3,211,005

Multi-Utilities – 0.3%
14,433	Consolidated Edison, Inc.	820,949
15,234	MDU Resources Group, Inc.	355,257

		1,176,206

Office Electronics* – 0.0%
3,916	Zebra Technologies Corp. Class A	169,484

Oil, Gas & Consumable Fuels – 16.1%
121,235	Chevron Corp.	13,960,210
94,485	ConocoPhillips	5,480,130
284,149	Exxon Mobil Corp.	25,564,885
41,013	Hess Corp.	2,754,433
113,827	Marathon Petroleum Corp.	8,447,102
38,368	Murphy Oil Corp.	2,283,663
33,621	Phillips 66	2,036,424
47,088	Tesoro Corp.	2,292,715
7,453	Ultra Petroleum Corp.*(a)	135,794

		62,955,356

Paper & Forest Products – 0.0%
2,079	Domtar Corp.	173,035

Personal Products – 0.6%
43,540	Herbalife Ltd.(a)	1,581,373
14,495	Nu Skin Enterprises, Inc. Class A	614,008

		2,195,381

Pharmaceuticals – 11.0%
136,734	AbbVie, Inc.	5,016,770
44,749	Eli Lilly & Co.	2,402,574

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
34,056	Hospira, Inc.*	$ 1,161,991
155,242	Johnson & Johnson	11,475,489
230,757	Merck & Co., Inc.	9,980,240
410,475	Pfizer, Inc.	11,197,758
133,995	Warner Chilcott PLC Class A	1,898,709

		43,133,531

Real Estate Investment Trusts – 5.2%
61,281	American Tower Corp.	4,666,548
4,599	Boston Properties, Inc.	484,183
90,234	Health Care, Inc.	5,670,305
90,403	Rayonier, Inc.	4,867,297
23,154	Simon Property Group, Inc.	3,708,808
13,590	Taubman Centers, Inc.	1,107,585

		20,504,726

Real Estate Management & Development – 0.4%
13,412	Jones Lang LaSalle, Inc.	1,235,782
9,607	The St. Joe Co.*	225,764

		1,461,546

Road & Rail – 1.1%
7,766	CSX Corp.	171,085
167,648	Hertz Global Holdings, Inc.*	3,064,605
13,703	Norfolk Southern Corp.	943,726

		4,179,416

Semiconductors & Semiconductor Equipment* – 0.3%
133,396	Cypress Semiconductor Corp.	1,369,977

Software – 0.0%
6,719	CA, Inc.	166,766

Specialty Retail* – 0.3%
17,153	AutoNation, Inc.	831,920
414	AutoZone, Inc.	153,056

		984,976

Water Utilities – 0.8%
81,549	American Water Works Co., Inc.	3,121,696

TOTAL COMMON STOCKS		$381,561,931

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 1.6%
Repurchase Agreement – 1.6%
Joint Repurchase Agreement Account II
$6,200,000	0.160%	02/01/13	$ 6,200,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$387,761,931

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 1.4%
Financial Square Money Market Fund – FST Shares
5,264,869	0.115%	$ 5,264,869

TOTAL INVESTMENTS – 100.6%		$393,026,800

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%		(2,193,418)

NET ASSETS – 100.0%		$390,833,382

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Joint repurchase agreement was entered into on January 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2013.

(e)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED LARGE CAP VALUE FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	86	March 2013	$6,421,190	$137,185

TAX INFORMATION — At January 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$347,716,218

Gross unrealized gain	51,950,304
Gross unrealized loss	(6,639,722)

Net unrealized security gain	$45,310,582

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 95.8%
Aerospace & Defense – 0.8%
5,931	American Science and Engineering, Inc.	$ 400,817
11,717	DigitalGlobe, Inc.*	327,724
6,029	GenCorp, Inc.*(a)	64,691
8,454	GeoEye, Inc.*	302,907
21,702	Hexcel Corp.*	581,397
16,775	Taser International, Inc.*	140,407

		1,817,943

Air Freight & Logistics* – 0.1%
64,048	Pacer International, Inc.	260,675

Airlines – 1.8%
5,672	Alaska Air Group, Inc.*	261,649
3,784	Allegiant Travel Co.	281,794
44,639	JetBlue Airways Corp.*	259,353
16,246	Republic Airways Holdings, Inc.*	136,304
3,459	SkyWest, Inc.	43,722
214,886	US Airways Group, Inc.*	3,068,572

		4,051,394

Auto Components – 1.1%
17,701	Cooper Tire & Rubber Co.	450,667
16,115	Dana Holding Corp.	259,129
22,285	Stoneridge, Inc.*	139,504
3,702	Superior Industries International, Inc.	75,040
30,239	Tenneco, Inc.*	1,057,155
17,234	The Goodyear Tire & Rubber Co.*	237,140
4,137	Visteon Corp.*	232,872

		2,451,507

Beverages – 0.0%
2,011	National Beverage Corp.	27,772

Biotechnology – 7.1%
52,193	Acorda Therapeutics, Inc.*	1,507,334
27,092	Aegerion Pharmaceuticals, Inc.*(a)	766,975
91,361	Affymax, Inc.*	1,718,500
5,584	Alkermes PLC*	128,711
50,419	Arena Pharmaceuticals, Inc.*(a)	425,536
45,828	Aveo Pharmaceuticals, Inc.*(a)	362,500
4,801	BioMarin Pharmaceutical, Inc.*	263,527
22,808	Celsion Corp.*	34,440
2,130	Cepheid, Inc.*	77,149
26,098	Emergent Biosolutions, Inc.*	418,873
52,394	Enzon Pharmaceuticals, Inc.	259,350
26,606	Genomic Health, Inc.*	746,298
20,098	ImmunoGen, Inc.*(a)	287,803
17,187	Infinity Pharmaceuticals, Inc.*	592,092
5,104	Isis Pharmaceuticals, Inc.*(a)	74,161
72,520	Momenta Pharmaceuticals, Inc.*	914,477
15,778	Myriad Genetics, Inc.*	426,953
203,561	PDL BioPharma, Inc.(a)	1,400,500

Shares	Description	Value
Common Stocks – (continued)
Biotechnology – (continued)
50,206	Pharmacyclics, Inc.*	$ 3,480,782
70,778	Progenics Pharmaceuticals, Inc.*	201,717
8,474	Sarepta Therapeutics, Inc.*(a)	229,222
28,877	Seattle Genetics, Inc.*(a)	850,428
16,630	Synageva BioPharma Corp.*	769,304

		15,936,632

Building Products – 1.6%
28,486	American Woodmark Corp.*	792,196
3,690	Armstrong World Industries, Inc.	202,913
25,663	Trex Co., Inc.*	1,084,262
33,762	Universal Forest Products, Inc.	1,372,425
4,899	USG Corp.*	143,981

		3,595,777

Capital Markets – 5.9%
35,205	Apollo Investment Corp.	316,845
5,197	Arlington Asset Investment Corp. Class A	121,454
2,970	Capital Southwest Corp.	320,315
14,678	Cohen & Steers, Inc.	482,759
2,784	Epoch Holding Corp.	77,952
36,222	Federated Investors, Inc. Class B(a)	857,013
9,170	Fifth Street Finance Corp.	99,495
24,122	FXCM, Inc. Class A	289,223
36,035	GAMCO Investors, Inc. Class A	2,030,572
28,737	Gladstone Capital Corp.	260,932
52,728	Greenhill & Co., Inc.	3,105,679
19,154	Investment Technology Group, Inc.*	193,838
39,982	Jefferies Group, Inc.	796,841
20,539	KBW, Inc.	325,954
10,820	Legg Mason, Inc.	299,173
11,376	LPL Financial Holdings, Inc.	378,821
2,536	Main Street Capital Corp.	80,721
34,196	NGP Capital Resources Co.	248,947
4,043	Piper Jaffray Cos., Inc.*	156,585
42,657	Prospect Capital Corp.	481,171
76,498	Pzena Investment Management, Inc. Class A	445,983
3,415	SEI Investments Co.	92,068
5,228	Solar Capital Ltd.	132,112
16,884	Stifel Financial Corp.*	622,175
6,211	Waddell & Reed Financial, Inc. Class A	246,577
16,684	Walter Investment Management Corp.*	747,610
15,221	WisdomTree Investments, Inc.*	131,662

		13,342,477

Chemicals – 5.7%
29,584	A. Schulman, Inc.	951,126
59,705	Axiall Corp.(a)	3,354,227
24,526	Chemtura Corp.*	581,757
3,156	H.B. Fuller Co.	123,337
88,521	Huntsman Corp.	1,560,625
3,758	Koppers Holdings, Inc.	152,425

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Chemicals – (continued)
55,916	Kraton Performance Polymers, Inc.*	$ 1,467,795
2,934	Kronos Worldwide, Inc.	56,890
8,301	Minerals Technologies, Inc.	343,412
8,205	Olin Corp.	190,848
22,533	OM Group, Inc.*	622,361
28,655	Spartech Corp.*	273,082
41,940	Stepan Co.	2,460,200
1,718	The Valspar Corp.	113,869
6,132	W.R. Grace & Co.*	440,278
6,571	Zep, Inc.	95,937

		12,788,169

Commercial Banks – 4.8%
21,572	1st Source Corp.	487,527
2,331	Banco Latinoamericano de Comercio Exterior SA Class E	54,079
4,461	BancorpSouth, Inc.	64,685
4,843	Bank of Hawaii Corp.	232,900
9,619	BBCN Bancorp, Inc.	116,294
66,583	CVB Financial Corp.	732,413
12,469	East West Bancorp, Inc.	292,398
33,089	F.N.B. Corp.	383,502
52,013	First Bancorp	660,565
14,083	First Bancorp, Inc.	233,214
24,102	First Interstate BancSystem, Inc.	415,277
12,609	First Niagara Financial Group, Inc.	98,855
24,948	FirstMerit Corp.	379,958
72,471	Great Southern Bancorp, Inc.	1,801,629
62,225	International Bancshares Corp.	1,216,499
8,359	Investors Bancorp, Inc.	147,536
8,191	PacWest Bancorp	225,089
3,237	Popular, Inc.*	86,881
39,450	PrivateBancorp, Inc.	677,356
67,602	Renasant Corp.	1,314,859
8,450	State Bank Financial Corp.	134,862
39,204	Susquehanna Bancshares, Inc.	447,710
38,727	Umpqua Holdings Corp.	489,509
1,980	Wintrust Financial Corp.	73,399

		10,766,996

Commercial Services & Supplies – 1.9%
22,166	ABM Industries, Inc.	485,879
11,093	Healthcare Services Group, Inc.	267,896
2,904	Herman Miller, Inc.	71,729
30,015	HNI Corp.	947,573
3,032	Interface, Inc.	50,877
117,464	Kimball International, Inc. Class B	1,268,611
5,896	Mine Safety Appliances Co.	272,513
63,352	Steelcase, Inc. Class A	863,488

		4,228,566

Communications Equipment – 2.8%
4,627	ADTRAN, Inc.	93,465
13,415	Aruba Networks, Inc.*	309,082
5,075	Bel Fuse, Inc. Class B	94,547
7,407	Calix, Inc.*	60,293

Shares	Description	Value
Common Stocks – (continued)
Communications Equipment – (continued)
114,575	Ciena Corp.*	$ 1,794,245
55,786	Extreme Networks, Inc.*	205,850
116,592	Finisar Corp.*	1,807,176
2,740	NETGEAR, Inc.*	96,201
22,897	PC-Tel, Inc.	169,896
53,774	Polycom, Inc.*	593,127
8,830	Procera Networks, Inc.*	148,609
39,703	ShoreTel, Inc.*	170,326
94,777	Symmetricom, Inc.*	510,848
15,542	Ubiquiti Networks, Inc.(a)	200,181

		6,253,846

Computers & Peripherals – 0.4%
39,306	Imation Corp.*	145,825
314,760	Quantum Corp.*(a)	428,073
23,382	Xyratex Ltd.	217,453

		791,351

Construction Materials – 0.4%
3,957	Eagle Materials, Inc.	256,295
68,101	Headwaters, Inc.*	637,425

		893,720

Consumer Finance – 0.8%
26,348	Cash America International, Inc.	1,262,333
2,066	EZCORP, Inc. Class A*	45,865
1,183	First Cash Financial Services, Inc.*	63,066
5,028	World Acceptance Corp.*(a)	389,921

		1,761,185

Diversified Consumer Services – 1.1%
19,170	Ascent Capital Group LLC Class A*	1,221,321
5,579	Coinstar, Inc.*(a)	283,859
17,838	Weight Watchers International, Inc.(a)	953,798

		2,458,978

Diversified Financial Services – 0.7%
17,278	CBOE Holdings, Inc.	585,379
47,416	PHH Corp.*	1,037,462

		1,622,841

Diversified Telecommunication Services*(a) – 0.0%
6,517	magicJack VocalTec Ltd.	85,699

Electric Utilities – 0.6%
9,871	El Paso Electric Co.	332,554
3,532	Great Plains Energy, Inc.	75,585
16,706	Pinnacle West Capital Corp.	891,766
3,789	UIL Holdings Corp.	140,989

		1,440,894

Electrical Equipment – 1.5%
17,121	Brady Corp. Class A	597,352
13,812	Encore Wire Corp.	450,547
14,575	EnerSys, Inc.*	596,555
200,230	LSI Industries, Inc.	1,449,665

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Electrical Equipment – (continued)
37,573	Vicor Corp.*	$ 202,143

		3,296,262

Electronic Equipment, Instruments & Components – 0.8%
45,864	Agilysys, Inc.*	390,303
20,629	Avnet, Inc.*	729,442
4,388	Jabil Circuit, Inc.	82,977
1,623	Littelfuse, Inc.	103,888
12,107	National Instruments Corp.	343,839
52,706	RadiSys Corp.*	205,553

		1,856,002

Energy Equipment & Services – 0.2%
1,056	Bristow Group, Inc.	60,171
3,062	Exterran Holdings, Inc.*	71,161
1,265	Gulfmark Offshore, Inc. Class A	43,971
9,239	Parker Drilling Co.*	51,923
30,510	Willbros Group, Inc.*	199,536

		426,762

Food & Staples Retailing* – 0.0%
6,507	The Pantry, Inc.	81,338

Food Products – 1.0%
10,402	Dole Food Co., Inc.*	115,878
2,637	J&J Snack Foods Corp.	179,712
19,316	Lancaster Colony Corp.	1,380,321
15,718	Pilgrim’s Pride Corp.*	132,817
5,531	Post Holdings, Inc.*	210,123
2,342	Sanderson Farms, Inc.	118,224

		2,137,075

Gas Utilities – 0.6%
6,911	Northwest Natural Gas Co.	313,898
20,960	Southwest Gas Corp.	933,558
5,575	UGI Corp.	196,463

		1,443,919

Health Care Equipment & Supplies – 2.6%
9,829	ABIOMED, Inc.*	137,115
29,203	Accuray, Inc.*	149,227
20,117	Align Technology, Inc.*	630,869
1,897	Atrion Corp.	380,367
11,313	Cyberonics, Inc.*	490,532
10,606	Cynosure, Inc. Class A*	283,180
8,580	Haemonetics Corp.*	359,845
30,161	Hill-Rom Holdings, Inc.	1,000,742
74,809	Invacare Corp.	1,176,746
4,751	Sirona Dental Systems, Inc.*	315,799
37,502	Volcano Corp.*	939,050

		5,863,472

Health Care Providers & Services – 1.7%
52,769	Amedisys, Inc.*	586,791
29,383	AMN Healthcare Services, Inc.*	357,003
23,345	Assisted Living Concepts, Inc. Class A	229,248
3,717	Bio-Reference Laboratories, Inc.*(a)	103,221
5,232	Chemed Corp.	395,278

Shares	Description	Value
Common Stocks – (continued)
Health Care Providers & Services – (continued)
20,768	Kindred Healthcare, Inc.*	$ 223,879
1,399	Magellan Health Services, Inc.*	71,769
14,963	Molina Healthcare, Inc.*	429,588
75,718	PharMerica Corp.*	1,096,397
28,114	Select Medical Holdings Corp.	273,830
30,523	Skilled Healthcare Group, Inc. Class A*	162,382

		3,929,386

Hotels, Restaurants & Leisure – 2.6%
5,899	Ameristar Casinos, Inc.	156,324
4,367	Biglari Holdings, Inc.*	1,610,899
7,663	Boyd Gaming Corp.*(a)	53,718
24,013	Domino’s Pizza, Inc.	1,118,285
6,333	Interval Leisure Group, Inc.	125,393
5,873	Marriott Vacations Worldwide Corp.*	260,644
44,341	Papa John’s International, Inc.*(b)	2,487,530

		5,812,793

Household Durables – 1.7%
15,111	Blyth, Inc.(a)	211,705
2,953	Ethan Allen Interiors, Inc.	85,371
14,918	Hooker Furniture Corp.	225,262
237,113	Hovnanian Enterprises, Inc. Class A*(a)	1,353,915
8,109	KB Home(a)	154,639
2,321	M/I Homes, Inc.*	63,224
9,934	Meritage Homes Corp.*	439,480
19,038	NACCO Industries, Inc. Class A	1,240,516

		3,774,112

Household Products* – 0.3%
62,185	Central Garden & Pet Co. Class A	598,220

Independent Power Producers & Energy Traders – 0.7%
69,724	Dynegy, Inc.*(a)	1,394,480
12,345	Genie Energy Ltd. Class B	88,143
2,432	Ormat Technologies, Inc.	51,705

		1,534,328

Industrial Conglomerates – 0.1%
59	Seaboard Corp.	159,495

Insurance – 1.2%
29,631	AmTrust Financial Services, Inc.(a)	984,934
36,791	First American Financial Corp.	878,937
9,933	Global Indemnity PLC*	209,686
49,092	Maiden Holdings Ltd.	499,266
6,338	Stewart Information Services Corp.	168,337

		2,741,160

Internet & Catalog Retail – 0.1%
2,577	HSN, Inc.	153,589

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services – 0.9%
3,740	Demandware, Inc.*	$ 118,895
27,835	LivePerson, Inc.*	372,154
10,320	LogMeIn, Inc.*	234,264
143,374	Marchex, Inc. Class B(a)	533,351
19,804	Monster Worldwide, Inc.*	114,863
91,065	RealNetworks, Inc.*	697,558
1,761	VistaPrint NV*	63,114

		2,134,199

IT Services – 2.2%
4,700	Acxiom Corp.*	83,331
315,361	Ciber, Inc.*	1,065,920
27,001	CSG Systems International, Inc.*	508,429
4,211	Heartland Payment Systems, Inc.	133,741
41,248	Lender Processing Services, Inc.	991,602
478,179	Lionbridge Technologies, Inc.*	1,907,934
7,781	ManTech International Corp. Class A	191,957
49,961	ModusLink Global Solutions, Inc.*	145,387

		5,028,301

Leisure Equipment & Products* – 0.3%
6,589	Arctic Cat, Inc.	238,126
52,196	Smith & Wesson Holding Corp.(a)	448,886

		687,012

Life Sciences Tools & Services – 1.1%
5,132	Bruker Corp.*	86,577
13,196	Cambrex Corp.*	155,053
3,440	Charles River Laboratories International, Inc.*	142,141
6,332	Luminex Corp.*	116,382
3,389	Mettler-Toledo International, Inc.*	720,264
32,646	PAREXEL International Corp.*	1,105,067
1,995	Techne Corp.	143,002

		2,468,486

Machinery – 3.8%
2,462	AGCO Corp.*	130,486
5,743	Albany International Corp. Class A	143,920
6,464	Astec Industries, Inc.	228,309
5,299	Cascade Corp.	342,156
7,212	Donaldson Co., Inc.	271,243
1,642	EnPro Industries, Inc.*	73,036
33,704	Hyster-Yale Materials Handling, Inc.	1,691,267
46,471	Kadant, Inc.*	1,248,676
17,458	Lydall, Inc.*	266,758
23,491	Miller Industries, Inc.	358,943
4,605	Mueller Industries, Inc.	245,723
34,064	Navistar International Corp.*	888,730
11,719	Oshkosh Corp.*	459,150

Shares	Description	Value
Common Stocks – (continued)
Machinery – (continued)
11,949	Sauer-Danfoss, Inc.	$ 641,303
23,239	Tecumseh Products Co. Class A*	165,229
12,107	Tennant Co.	557,406
11,442	The Manitowoc Co., Inc.	201,379
9,190	WABCO Holdings, Inc.*	575,845

		8,489,559

Media – 0.6%
9,962	Arbitron, Inc.	467,218
13,855	Entercom Communications Corp. Class A*	110,008
33,622	Harte-Hanks, Inc.	275,364
92,814	Journal Communications, Inc. Class A*	508,621
2,534	Valassis Communications, Inc.	71,104

		1,432,315

Metals & Mining – 0.7%
3,888	Commercial Metals Co.	64,735
90,042	Golden Star Resources Ltd.*(a)	143,167
25,390	Materion Corp.	682,991
11,733	Schnitzer Steel Industries, Inc. Class A	341,195
10,191	United States Steel Corp.(a)	227,769

		1,459,857

Multiline Retail – 0.0%
6,561	Fred’s, Inc. Class A	86,736

Oil, Gas & Consumable Fuels – 3.1%
82,653	Alon USA Energy, Inc.	1,621,652
19,697	Cloud Peak Energy, Inc.*	344,895
36,823	Delek US Holdings, Inc.	1,250,877
11,084	Ship Finance International Ltd.(a)	186,876
55,894	W&T Offshore, Inc.	983,734
78,168	Western Refining, Inc.(a)	2,628,790

		7,016,824

Paper & Forest Products – 1.6%
123,373	Louisiana-Pacific Corp.*	2,397,137
2,732	PH Glatfelter Co.	50,761
91,390	Resolute Forest Products*	1,246,560

		3,694,458

Personal Products – 1.3%
46,994	Herbalife Ltd.(a)	1,706,822
21,341	Nu Skin Enterprises, Inc. Class A	904,005
11,296	USANA Health Sciences, Inc.*(a)	400,443

		3,011,270

Pharmaceuticals – 2.6%
29,002	Auxilium Pharmaceuticals, Inc.*	533,637
27,464	Endo Health Solutions, Inc.*	869,510
12,664	Obagi Medical Products, Inc.*	181,982

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals – (continued)
62,419	Questcor Pharmaceuticals, Inc.(a)	$ 1,590,436
77,170	Santarus, Inc.*	1,030,991
120,479	Warner Chilcott PLC Class A	1,707,188

		5,913,744

Professional Services – 2.7%
57,440	CDI Corp.	977,629
16,233	Insperity, Inc.	545,916
162,500	Kelly Services, Inc. Class A	2,590,250
74,153	Kforce, Inc.	1,020,345
8,284	Manpower, Inc.	426,626
75,048	Volt Information Sciences, Inc.*	593,630

		6,154,396

Real Estate Investment Trusts – 5.3%
19,896	AG Mortgage Investment Trust, Inc.	505,358
4,318	American Capital Mortgage Investment Corp.	112,613
2,429	Apollo Residential Mortgage, Inc.	54,993
13,410	ARMOUR Residential REIT, Inc.	96,284
9,575	Capstead Mortgage Corp.	118,539
18,209	DuPont Fabros Technology, Inc.	430,461
11,875	Extra Space Storage, Inc.	473,100
47,096	Franklin Street Properties Corp.	612,248
3,972	Getty Realty Corp.	74,991
50,539	LTC Properties, Inc.	1,882,072
40,548	National Health Investors, Inc.	2,580,880
45,257	Potlatch Corp.	1,963,701
47,301	Rayonier, Inc.	2,546,686
1,640	Sovran Self Storage, Inc.	106,994
5,674	Starwood Property Trust, Inc.	145,481
2,064	Taubman Centers, Inc.	168,216

		11,872,617

Real Estate Management & Development – 1.8%
21,882	Altisource Portfolio Solutions SA*	1,922,771
6,531	Altisource Residential Corp. Class B*	117,558
4,789	Jones Lang LaSalle, Inc.	441,259
2,435	Realogy Holdings Corp.*	109,015
40,673	Zillow, Inc. Class A*(a)	1,539,066

		4,129,669

Road & Rail – 1.3%
11,085	Avis Budget Group, Inc.*	238,660
6,574	Genesee & Wyoming, Inc. Class A*	556,029
15,003	Hertz Global Holdings, Inc.*	274,255
64,855	Marten Transport Ltd.	1,320,448
30,832	Universal Truckload Services, Inc.	553,126

		2,942,518

Shares	Description	Value
Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 1.0%
47,272	Cypress Semiconductor Corp.*	$ 485,483
40,402	DSP Group, Inc.*	265,037
15,066	First Solar, Inc.*(a)	424,560
56,073	Micrel, Inc.	583,720
2,752	MKS Instruments, Inc.	76,506
14,605	Spansion, Inc. Class A*	167,957
5,948	Veeco Instruments, Inc.*	187,065

		2,190,328

Software – 5.1%
265,459	Accelrys, Inc.*	2,500,624
104,439	Aspen Technology, Inc.*	3,195,833
19,830	Blackbaud, Inc.	494,164
10,567	Manhattan Associates, Inc.*	723,945
54,604	Mentor Graphics Corp.*	935,367
12,014	MicroStrategy, Inc. Class A*	1,204,644
9,346	Monotype Imaging Holdings, Inc.	168,976
4,940	Nuance Communications, Inc.*	118,807
23,190	Pegasystems, Inc.	557,719
33,156	PROS Holdings, Inc.*	731,421
10,875	PTC, Inc.*	252,082
26,765	RealPage, Inc.*(a)	624,695

		11,508,277

Specialty Retail – 4.0%
2,357	Asbury Automotive Group, Inc.*	83,815
1,921	AutoNation, Inc.*	93,169
7,509	Brown Shoe Co., Inc.	129,455
18,540	Group 1 Automotive, Inc.	1,255,900
4,342	Hibbett Sports, Inc.*	228,650
51,274	Lumber Liquidators Holdings, Inc.*(a)	3,034,395
10,048	OfficeMax, Inc.	108,317
10,239	Penske Automotive Group, Inc.	337,068
70,818	Select Comfort Corp.*	1,559,412
38,687	Shoe Carnival, Inc.	791,923
4,459	Sonic Automotive, Inc. Class A	108,220
23,101	Stage Stores, Inc.	527,858
5,015	The Buckle, Inc.	234,602
6,630	Vitamin Shoppe, Inc.*	404,960

		8,897,744

Textiles, Apparel & Luxury Goods – 0.8%
6,845	Columbia Sportswear Co.(a)	349,711
9,662	Movado Group, Inc.	353,243
9,274	Oxford Industries, Inc.	457,950
30,899	Perry Ellis International, Inc.	596,351

		1,757,255

Thrifts & Mortgage Finance – 1.1%
9,465	Brookline Bancorp, Inc.	83,386
60,074	Ocwen Financial Corp.*	2,341,084

		2,424,470

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Tobacco* – 0.1%
75,066	Alliance One International, Inc.	$ 271,739

Trading Companies & Distributors – 1.4%
2,897	Beacon Roofing Supply, Inc.*	104,698
21,134	H&E Equipment Services, Inc.	407,463
31,860	TAL International Group, Inc.	1,334,934
17,859	Watsco, Inc.	1,345,676

		3,192,771

Water Utilities – 0.2%
5,339	American Water Works Co., Inc.	204,377
4,850	Aqua America, Inc.	132,065

		336,442

Wireless Telecommunication Services – 0.1%
23,924	USA Mobility, Inc.	276,561

TOTAL COMMON STOCKS		$215,761,883

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 2.7%
Repurchase Agreement – 2.7%
Joint Repurchase Agreement Account II
$6,000,000	0.160%	02/01/13	$ 6,000,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$221,761,883

Shares	Description	Value
Securities Lending Reinvestment Vehicle(d)(e) – 10.1%
Financial Square Money Market Fund – FST Shares
22,807,559	0.115%	$ 22,807,559

TOTAL INVESTMENTS – 108.6%		$244,569,442

LIABILITIES IN EXCESS OF OTHER ASSETS – (8.6)%		(19,452,652)

NET ASSETS – 100.0%		$225,116,790

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on future transactions.

(c)	Joint repurchase agreement was entered into on January 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2013.

(e)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED SMALL CAP EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	57	March 2013	$5,130,570	$60,025

TAX INFORMATION — At January 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$217,331,410

Gross unrealized gain	39,069,171
Gross unrealized loss	(11,831,139)

Net unrealized security gain	$27,238,032

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Schedule of Investments

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 95.8%
Aerospace & Defense – 1.4%
963	American Science and Engineering, Inc.	$ 65,080
3,379	Cubic Corp.	158,813
8,243	Hexcel Corp.*	220,830
905	LMI Aerospace, Inc.*	20,000
3,674	Orbital Sciences Corp.*	54,008
12,281	Taser International, Inc.*	102,792

		621,523

Air Freight & Logistics* – 0.1%
11,616	Pacer International, Inc.	47,277

Airlines – 2.0%
1,086	Allegiant Travel Co.	80,874
16,032	Republic Airways Holdings, Inc.*	134,508
49,891	US Airways Group, Inc.*	712,444

		927,826

Auto Components – 0.9%
813	Cooper Tire & Rubber Co.	20,699
5,284	Stoneridge, Inc.*	33,078
7,927	Superior Industries International, Inc.	160,680
5,654	Tenneco, Inc.*	197,664

		412,121

Beverages – 0.1%
4,603	National Beverage Corp.	63,567

Biotechnology – 10.0%
10,406	Acorda Therapeutics, Inc.*	300,525
5,410	Aegerion Pharmaceuticals, Inc.*	153,157
14,213	Affymax, Inc.*	267,346
2,174	Alnylam Pharmaceuticals, Inc.*	52,459
21,308	Arena Pharmaceuticals, Inc.*(a)	179,839
11,931	Aveo Pharmaceuticals, Inc.*	94,374
5,251	Celsion Corp.*(a)	7,929
1,196	Cepheid, Inc.*	43,319
13,231	Codexis, Inc.*	31,357
7,431	Coronado Biosciences, Inc.*	54,544
1,836	Cubist Pharmaceuticals, Inc.*	79,021
15,542	Emergent Biosolutions, Inc.*	249,449
16,920	Genomic Health, Inc.*	474,606
5,566	Infinity Pharmaceuticals, Inc.*	191,749
8,655	Isis Pharmaceuticals, Inc.*(a)	125,757
3,416	Ligand Pharmaceuticals, Inc. Class B*	68,662
8,168	MannKind Corp.*(a)	19,767
18,095	Merrimack Pharmaceuticals, Inc.*	109,837
17,775	Momenta Pharmaceuticals, Inc.*	224,143
6,571	NPS Pharmaceuticals, Inc.*	58,088
87,127	PDL BioPharma, Inc.(a)	599,434
12,174	Pharmacyclics, Inc.*	844,023

Shares	Description	Value
Common Stocks – (continued)
Biotechnology – (continued)
9,390	Progenics Pharmaceuticals, Inc.*	$ 26,761
1,481	Sarepta Therapeutics, Inc.*	40,061
1,186	Seattle Genetics, Inc.*	34,928
14,462	Spectrum Pharmaceuticals, Inc.(a)	182,366
1,279	Synageva BioPharma Corp.*	59,167

		4,572,668

Building Products – 2.1%
1,006	American Woodmark Corp.*	27,977
14,493	Trex Co., Inc.*	612,329
2,683	Universal Forest Products, Inc.	109,064
7,564	USG Corp.*	222,306

		971,676

Capital Markets – 2.6%
3,322	Cohen & Steers, Inc.	109,261
3,279	Epoch Holding Corp.	91,812
2,947	GAMCO Investors, Inc. Class A	166,063
11,841	Greenhill & Co., Inc.	697,435
2,873	KBW, Inc.	45,594
5,100	Pzena Investment Management, Inc. Class A	29,733
1,481	Safeguard Scientifics, Inc.*	22,867
1,116	Stifel Financial Corp.*	41,125

		1,203,890

Chemicals – 3.6%
12,701	Axiall Corp.(a)	713,542
2,395	Chemtura Corp.*	56,809
872	Huntsman Corp.	15,373
2,613	Koppers Holdings, Inc.	105,983
2,694	Kraton Performance Polymers, Inc.*	70,718
1,911	OM Group, Inc.*	52,782
3,136	Omnova Solutions, Inc.*	25,653
17,025	Senomyx, Inc.*	30,134
4,606	Spartech Corp.*	43,895
8,850	Stepan Co.	519,141

		1,634,030

Commercial Banks – 0.1%
2,422	State Bank Financial Corp.	38,655

Commercial Services & Supplies – 2.8%
1,656	ABM Industries, Inc.	36,300
10,749	Healthcare Services Group, Inc.	259,588
14,571	HNI Corp.	460,006
4,618	Intersections, Inc.	47,935
6,119	Kimball International, Inc. Class B	66,085
2,317	Mine Safety Appliances Co.	107,092
16,031	Steelcase, Inc. Class A	218,503
2,486	United Stationers, Inc.	82,883

		1,278,392

Communications Equipment – 3.5%
1,317	ADTRAN, Inc.	26,603
4,225	Arris Group, Inc.*	69,797

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Communications Equipment – (continued)
8,400	Aruba Networks, Inc.*	$ 193,536
3,803	Calix, Inc.*	30,956
38,616	Ciena Corp.*	604,727
8,250	Extreme Networks, Inc.*	30,443
15,436	Finisar Corp.*	239,258
4,278	Plantronics, Inc.	175,911
6,180	Procera Networks, Inc.*	104,009
1,314	Riverbed Technology, Inc.*	25,498
9,183	ShoreTel, Inc.*	39,395
4,834	Ubiquiti Networks, Inc.	62,262

		1,602,395

Computers & Peripherals* – 0.2%
65,560	Quantum Corp.	89,162

Construction Materials – 0.9%
5,334	Eagle Materials, Inc.	345,483
6,302	Headwaters, Inc.*	58,987

		404,470

Consumer Finance – 0.9%
4,847	Cash America International, Inc.	232,220
534	First Cash Financial Services, Inc.*	28,468
2,137	World Acceptance Corp.*(a)	165,724

		426,412

Containers & Packaging – 0.1%
2,039	Myers Industries, Inc.	30,136

Distributors – 0.1%
980	Core-Mark Holding Co., Inc.	49,127

Diversified Consumer Services*(a) – 0.3%
2,302	Coinstar, Inc.	117,126

Diversified Financial Services* – 0.1%
2,059	NewStar Financial, Inc.	29,361

Diversified Telecommunication Services* – 0.3%
5,343	Cbeyond, Inc.	47,018
2,159	Fairpoint Communications, Inc.	19,992
3,718	magicJack VocalTec Ltd.(a)	48,892

		115,902

Electrical Equipment – 0.3%
1,229	Brady Corp. Class A	42,880
2,992	Coleman Cable, Inc.	30,608
407	EnerSys, Inc.*	16,658
7,165	Vicor Corp.*	38,548

		128,694

Electronic Equipment, Instruments & Components – 1.0%
4,975	Agilysys, Inc.*	42,337
1,680	Anixter International, Inc.	113,030
1,697	Electro Scientific Industries, Inc.	18,328
1,923	Littelfuse, Inc.	123,091
4,206	National Instruments Corp.	119,451

Shares	Description	Value
Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
5,674	RadiSys Corp.*	$ 22,129

		438,366

Energy Equipment & Services* – 0.2%
13,456	Willbros Group, Inc.	88,002

Food & Staples Retailing* – 0.7%
6,130	Susser Holdings Corp.	256,602
3,790	The Pantry, Inc.	47,375

		303,977

Food Products – 3.0%
674	Cal-Maine Foods, Inc.	28,092
7,449	Darling International, Inc.*	125,665
6,794	Lancaster Colony Corp.	485,499
26,198	Pilgrim’s Pride Corp.*	221,373
5,068	Post Holdings, Inc.*	192,533
2,883	Sanderson Farms, Inc.	145,534
6,301	Snyder’s-Lance, Inc.	160,235

		1,358,931

Health Care Equipment & Supplies – 4.6%
4,502	ABIOMED, Inc.*(a)	62,803
16,119	Accuray, Inc.*	82,368
10,543	Align Technology, Inc.*	330,628
1,945	Conceptus, Inc.*	40,184
7,486	Cyberonics, Inc.*	324,593
2,153	Cynosure, Inc. Class A*	57,485
1,755	Haemonetics Corp.*	73,605
3,028	ICU Medical, Inc.*	183,042
6,966	Invacare Corp.	109,575
8,960	Masimo Corp.	181,888
5,939	Rockwell Medical, Inc.*	36,347
1,218	SurModics, Inc.*	29,366
3,949	Vascular Solutions, Inc.*	65,988
20,631	Volcano Corp.*	516,600

		2,094,472

Health Care Providers & Services – 2.3%
7,199	Amedisys, Inc.*	80,053
5,300	AMN Healthcare Services, Inc.*	64,395
7,974	Bio-Reference Laboratories, Inc.*(a)	221,438
4,946	BioScrip, Inc.*	55,544
829	Chemed Corp.	62,631
2,720	CorVel Corp.*	124,576
2,904	Gentiva Health Services, Inc.*	28,779
5,704	HealthSouth Corp.*	136,097
9,821	Kindred Healthcare, Inc.*	105,870
8,029	PharMerica Corp.*	116,260
9,441	Skilled Healthcare Group, Inc. Class A*	50,226

		1,045,869

Hotels, Restaurants & Leisure – 3.0%
1,413	Ameristar Casinos, Inc.	37,445
522	Biglari Holdings, Inc.*	192,555
9,202	Domino’s Pizza, Inc.	428,537
1,787	Interval Leisure Group, Inc.	35,383
10,874	Papa John’s International, Inc.*	610,031

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
2,453	SHFL Entertainment, Inc.*	$ 36,304
3,209	Town Sports International Holdings, Inc.	33,791

		1,374,046

Household Durables – 1.2%
3,400	Blyth, Inc.(a)	47,634
1,453	Ethan Allen Interiors, Inc.	42,006
38,551	Hovnanian Enterprises, Inc. Class A*(a)	220,126
1,562	iRobot Corp.*	35,739
1,948	Meritage Homes Corp.*	86,180
1,871	NACCO Industries, Inc. Class A	121,914

		553,599

Industrial Conglomerates – 0.2%
42	Seaboard Corp.	113,539

Insurance – 0.3%
4,620	First American Financial Corp.	110,372
930	Global Indemnity PLC*	19,632

		130,004

Internet & Catalog Retail* – 0.1%
766	Blue Nile, Inc.	25,653

Internet Software & Services – 2.7%
3,894	Cornerstone OnDemand, Inc.*	127,256
2,254	Demandware, Inc.*	71,655
3,196	j2 Global, Inc.	101,697
14,976	LivePerson, Inc.*	200,229
2,923	LogMeIn, Inc.*	66,352
11,427	Marchex, Inc. Class B	42,508
850	OpenTable, Inc.*	44,787
5,952	RealNetworks, Inc.*	45,592
13,995	Responsys, Inc.*	106,782
6,759	Saba Software, Inc.*	62,588
1,255	SciQuest, Inc.*	20,758
4,728	Travelzoo, Inc.*	103,638
3,019	ValueClick, Inc.*	61,799
4,842	VistaPrint NV*	173,537
1,235	Vocus, Inc.*	21,662

		1,250,840

IT Services – 1.9%
5,904	CSG Systems International, Inc.*	111,172
5,622	Global Cash Access Holdings, Inc.*	42,446
2,938	Heartland Payment Systems, Inc.	93,311
5,094	Lender Processing Services, Inc.	122,460
15,384	Lionbridge Technologies, Inc.*	61,382
1,427	MAXIMUS, Inc.	97,849
5,034	Sapient Corp.*	60,962
6,672	ServiceSource International, Inc.*	40,366

Shares	Description	Value
Common Stocks – (continued)
IT Services – (continued)
13,400	TeleTech Holdings, Inc.*	$ 250,580

		880,528

Leisure Equipment & Products* – 0.6%
3,973	Arctic Cat, Inc.	143,584
15,564	Smith & Wesson Holding Corp.(a)	133,851

		277,435

Life Sciences Tools & Services* – 2.4%
11,636	Affymetrix, Inc.	44,101
7,805	Cambrex Corp.	91,709
1,836	Luminex Corp.	33,746
2,025	Mettler-Toledo International, Inc.	430,373
14,031	PAREXEL International Corp.	474,949

		1,074,878

Machinery – 4.6%
1,451	Alamo Group, Inc.	49,276
1,634	Altra Holdings, Inc.	39,134
1,677	American Railcar Industries, Inc.	65,973
4,285	Cascade Corp.	276,682
780	EnPro Industries, Inc.*	34,694
1,276	FreightCar America, Inc.	31,632
2,704	Hyster-Yale Materials Handling, Inc.	135,687
2,890	Lydall, Inc.*	44,159
3,811	Met-Pro Corp.	39,520
4,786	Mueller Industries, Inc.	255,381
8,804	Navistar International Corp.*	229,696
5,989	Sauer-Danfoss, Inc.	321,430
6,350	Tecumseh Products Co. Class A*	45,149
3,924	Tennant Co.	180,661
652	The Toro Co.	28,708
8,274	Titan International, Inc.	200,976
1,770	WABCO Holdings, Inc.*	110,908

		2,089,666

Media – 0.5%
2,556	Arbitron, Inc.	119,876
5,985	Entercom Communications Corp. Class A*	47,521
2,490	Harte-Hanks, Inc.	20,393
8,568	Journal Communications, Inc. Class A*	46,953

		234,743

Metals & Mining*(a) – 0.1%
27,893	Golden Star Resources Ltd.	44,350

Oil, Gas & Consumable Fuels – 3.6%
29,941	Alon USA Energy, Inc.	587,442
1,476	Contango Oil & Gas Co.	63,365
294	CVR Energy, Inc.*	17,273
4,230	FX Energy, Inc.*	16,878
22,744	W&T Offshore, Inc.	400,294

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
16,238	Western Refining, Inc.	$ 546,084

		1,631,336

Paper & Forest Products – 0.8%
510	Buckeye Technologies, Inc.	14,663
17,982	Louisiana-Pacific Corp.*	349,390

		364,053

Personal Products(a) – 0.5%
1,536	Herbalife Ltd.	55,787
5,404	USANA Health Sciences, Inc.*	191,572

		247,359

Pharmaceuticals – 3.9%
17,616	Auxilium Pharmaceuticals, Inc.*	324,134
4,453	BioDelivery Sciences International, Inc.*	19,415
9,560	Endocyte, Inc.*	95,887
4,780	Jazz Pharmaceuticals PLC*	269,544
4,451	Obagi Medical Products, Inc.*	63,961
6,503	Omeros Corp.*(a)	35,506
14,660	Questcor Pharmaceuticals, Inc.(a)	373,537
2,951	Repros Therapeutics, Inc.*(a)	34,851
20,042	Santarus, Inc.*	267,761
12,815	SciClone Pharmaceuticals, Inc.*	67,023
15,048	Warner Chilcott PLC Class A	213,230
3,294	XenoPort, Inc.*	27,637

		1,792,486

Professional Services – 1.8%
6,984	CDI Corp.	118,868
2,914	Heidrick & Struggles International, Inc.	46,070
8,049	Insperity, Inc.	270,688
19,954	Kelly Services, Inc. Class A	318,067
4,174	Kforce, Inc.	57,434

		811,127

Real Estate Investment Trusts – 2.1%
853	LTC Properties, Inc.	31,766
9,659	Potlatch Corp.	419,104
9,346	Rayonier, Inc.	503,188

		954,058

Real Estate Management & Development* – 1.4%
4,556	Altisource Portfolio Solutions SA	400,336
1,518	Altisource Residential Corp. Class B	27,324
5,524	Zillow, Inc. Class A(a)	209,028

		636,688

Road & Rail – 1.0%
3,876	Celadon Group, Inc.	76,783
3,003	Genesee & Wyoming, Inc. Class A*	253,994

Shares	Description	Value
Common Stocks – (continued)
Road & Rail – (continued)
3,171	Swift Transportation Co.*	$ 43,316
3,449	Universal Truckload Services, Inc.	61,875

		435,968

Semiconductors & Semiconductor Equipment – 1.1%
4,798	Cypress Semiconductor Corp.*	49,275
20,954	Micrel, Inc.	218,131
12,906	PLX Technology, Inc.*	60,142
14,526	RF Micro Devices, Inc.*	72,630
970	Veeco Instruments, Inc.*	30,507
3,771	Volterra Semiconductor Corp.*	61,995

		492,680

Software – 7.6%
11,231	Accelrys, Inc.*	105,796
1,273	ACI Worldwide, Inc.*	60,518
4,107	Advent Software, Inc.*	101,238
25,568	Aspen Technology, Inc.*	782,381
6,321	Blackbaud, Inc.	157,519
797	BroadSoft, Inc.*	27,074
1,586	Fair Isaac Corp.	71,481
914	Imperva, Inc.*	31,350
2,908	Manhattan Associates, Inc.*	199,227
23,424	Mentor Graphics Corp.*	401,253
2,661	MicroStrategy, Inc. Class A*	266,819
5,328	Monotype Imaging Holdings, Inc.	96,330
5,960	Pegasystems, Inc.	143,338
5,541	PROS Holdings, Inc.*	122,234
4,501	PTC, Inc.*	104,333
3,292	QAD, Inc. Class A	45,726
4,388	RealPage, Inc.*	102,416
1,212	Sourcefire, Inc.*	51,631
7,045	TeleNav, Inc.*	55,656
4,377	The Ultimate Software Group, Inc.*	444,441
2,086	Verint System, Inc.*	70,507

		3,441,268

Specialty Retail – 4.9%
1,267	ANN, Inc.*	39,074
2,732	Asbury Automotive Group, Inc.*	97,150
1,071	Destination Maternity Corp.	24,387
4,668	Group 1 Automotive, Inc.	316,210
2,842	Hibbett Sports, Inc.*	149,660
11,797	Lumber Liquidators Holdings, Inc.*(a)	698,146
519	Penske Automotive Group, Inc.	17,085
18,342	Select Comfort Corp.*	403,891
4,683	The Buckle, Inc.(a)	219,071
879	The Finish Line, Inc. Class A	16,385
3,749	Vitamin Shoppe, Inc.*	228,989

		2,210,048

Textiles, Apparel & Luxury Goods – 1.4%
8,437	Movado Group, Inc.	308,457
3,727	Oxford Industries, Inc.	184,039

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Textiles, Apparel & Luxury Goods – (continued)
2,259	Perry Ellis International, Inc.	$ 43,599
1,447	The Warnaco Group, Inc.*	105,935

		642,030

Thrifts & Mortgage Finance* – 0.7%
8,719	Ocwen Financial Corp.	339,779

Trading Companies & Distributors – 3.0%
9,370	Beacon Roofing Supply, Inc.*	338,632
15,304	H&E Equipment Services, Inc.	295,061
2,851	TAL International Group, Inc.	119,457
8,389	Watsco, Inc.	632,111

		1,385,261

Water Utilities – 0.1%
5,132	Consolidated Water Co., Ltd.	45,880

Wireless Telecommunication Services – 0.1%
1,459	NTELOS Holdings Corp.	18,865
3,896	USA Mobility, Inc.	45,038

		63,903

TOTAL COMMON STOCKS		$43,637,232

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(b) – 2.8%
Repurchase Agreement – 2.8%
Joint Repurchase Agreement Account II
$1,300,000	0.160%	02/01/13	$ 1,300,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$44,937,232

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 8.9%
Financial Square Money Market Fund – FST Shares
4,060,505	0.115%	$ 4,060,505

TOTAL INVESTMENTS – 107.5%		$48,997,737

LIABILITIES IN EXCESS OF OTHER ASSETS – (7.5)%		(3,436,965)

NET ASSETS – 100.0%		$45,560,772

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Joint repurchase agreement was entered into on January 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2013.

(d)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED SMALL CAP GROWTH FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	9	March 2013	$810,090	$15,816

TAX INFORMATION — At January 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$42,735,602

Gross unrealized gain	8,051,470
Gross unrealized loss	(1,789,335)

Net unrealized security gain	$6,262,135

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 95.4%
Aerospace & Defense – 1.3%
2,688	American Science and Engineering, Inc.	$ 181,655
1,864	Cubic Corp.	87,608
2,576	DigitalGlobe, Inc.*	72,051
8,277	Ducommun, Inc.*	132,680
19,601	GeoEye, Inc.*(a)	702,304
7,931	LMI Aerospace, Inc.*	175,275
1,883	Moog, Inc. Class A*	82,475
22,191	Orbital Sciences Corp.*	326,208

		1,760,256

Air Freight & Logistics* – 0.1%
25,809	Pacer International, Inc.	105,043

Airlines – 1.6%
7,172	Alaska Air Group, Inc.*	330,844
60,844	JetBlue Airways Corp.*	353,504
68,834	SkyWest, Inc.	870,062
49,147	US Airways Group, Inc.*	701,819

		2,256,229

Auto Components – 1.4%
19,671	Cooper Tire & Rubber Co.	500,824
31,927	Dana Holding Corp.	513,386
18,088	Modine Manufacturing Co.*	153,386
22,870	Spartan Motors, Inc.	129,673
28,666	Superior Industries International, Inc.	581,060

		1,878,329

Biotechnology – 4.2%
16,529	Acorda Therapeutics, Inc.*	477,357
41,102	Affymax, Inc.*	773,129
7,790	Arena Pharmaceuticals, Inc.*	65,748
31,731	Aveo Pharmaceuticals, Inc.*	250,992
18,895	Curis, Inc.*	60,086
20,474	Dendreon Corp.*(a)	120,387
29,836	Emergent Biosolutions, Inc.*	478,868
20,157	Enzon Pharmaceuticals, Inc.	99,777
6,713	Genomic Health, Inc.*	188,300
27,247	Momenta Pharmaceuticals, Inc.*	343,585
11,451	NewLink Genetics Corp.*(a)	135,694
187,647	PDL BioPharma, Inc.(a)	1,291,011
20,394	Pharmacyclics, Inc.*	1,413,916
48,867	XOMA Corp.*(a)	131,452

		5,830,302

Building Products – 0.9%
7,390	American Woodmark Corp.*	205,516
5,164	Trex Co., Inc.*	218,179
19,677	Universal Forest Products, Inc.	799,870

		1,223,565

Capital Markets – 4.9%
61,699	Apollo Investment Corp.	555,291

Shares	Description	Value
Common Stocks – (continued)
Capital Markets – (continued)
6,768	Arlington Asset Investment Corp. Class A	$ 158,168
14,557	BlackRock Kelso Capital Corp.	155,323
4,424	Calamos Asset Management, Inc. Class A	46,098
1,932	Capital Southwest Corp.	208,366
13,369	Fifth Street Finance Corp.	145,054
14,483	GAMCO Investors, Inc. Class A	816,117
19,680	Gladstone Capital Corp.	178,694
5,565	Golub Capital BDC, Inc.	89,596
19,720	Greenhill & Co., Inc.	1,161,508
9,435	Hercules Technology Growth Capital, Inc.	115,390
14,316	Investment Technology Group, Inc.*	144,878
41,261	Janus Capital Group, Inc.	383,727
16,101	KBW, Inc.	255,523
13,175	MVC Capital, Inc.	160,340
40,425	NGP Capital Resources Co.	294,294
3,662	Piper Jaffray Cos., Inc.*	141,829
18,325	Safeguard Scientifics, Inc.*	282,938
3,593	Solar Capital Ltd.	90,795
13,549	Stifel Financial Corp.*	499,281
36,601	TICC Capital Corp.	390,899
12,065	Walter Investment Management Corp.*	540,633

		6,814,742

Chemicals – 4.7%
37,595	A. Schulman, Inc.	1,208,679
35,754	Axiall Corp.(a)	2,008,660
16,579	Chemtura Corp.*	393,254
9,798	Ferro Corp.*	49,970
38,923	Kraton Performance Polymers, Inc.*	1,021,729
7,377	Minerals Technologies, Inc.	305,187
5,470	Olin Corp.	127,232
27,864	OM Group, Inc.*	769,604
3,291	PolyOne Corp.	71,875
1,381	Sensient Technologies Corp.	52,616
20,531	Spartech Corp.*	195,660
5,686	Stepan Co.	333,541

		6,538,007

Commercial Banks – 9.6%
10,558	1st Source Corp.	238,611
2,899	Banco Latinoamericano de Comercio Exterior SA Class E	67,257
11,896	BancorpSouth, Inc.	172,492
2,636	Banner Corp.	79,607
7,717	BBCN Bancorp, Inc.	93,299
5,398	Cathay General Bancorp	104,775
10,847	Columbia Banking System, Inc.	219,109
2,927	Community Bank System, Inc.	83,127
41,486	CVB Financial Corp.	456,346
65,972	F.N.B. Corp.	764,615
11,966	First Bancorp	151,968
36,043	First Financial Bancorp	551,097
44,542	First Interstate BancSystem, Inc.	767,459

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Commercial Banks – (continued)
30,553	FirstMerit Corp.	$ 465,322
35,306	Glacier Bancorp, Inc.	550,067
17,468	Great Southern Bancorp, Inc.	434,254
3,725	Home Bancshares, Inc.	129,332
43,288	International Bancshares Corp.	846,280
82,952	Investors Bancorp, Inc.	1,464,103
6,175	Lakeland Financial Corp.	150,917
7,914	National Penn Bancshares, Inc.	77,162
10,014	PacWest Bancorp	275,185
4,164	Park National Corp.(a)	272,534
46,404	PrivateBancorp, Inc.	796,757
3,342	Prosperity Bancshares, Inc.	150,758
33,225	Renasant Corp.	646,226
14,687	Southwest Bancorp, Inc.*	188,140
11,460	State Bank Financial Corp.	182,902
33,321	Susquehanna Bancshares, Inc.	380,526
20,595	Texas Capital Bancshares, Inc.*	852,633
3,912	TriCo Bancshares	64,470
1,755	UMB Financial Corp.	77,694
43,854	Umpqua Holdings Corp.	554,315
19,401	United Bankshares, Inc.(a)	494,531
60,658	Wilshire Bancorp, Inc.*	372,440
2,786	Wintrust Financial Corp.	103,277

		13,279,587

Commercial Services & Supplies – 1.9%
13,278	ABM Industries, Inc.	291,054
12,262	Consolidated Graphics, Inc.*	449,157
7,964	HNI Corp.	251,423
50,109	Kimball International, Inc. Class B	541,177
2,841	Mine Safety Appliances Co.	131,311
59,574	Steelcase, Inc. Class A	811,994
3,918	Sykes Enterprises, Inc.*	63,080
1,671	The Geo Group, Inc.	54,508
2,743	United Stationers, Inc.	91,452

		2,685,156

Communications Equipment* – 2.3%
9,828	Calix, Inc.	80,000
67,017	Ciena Corp.	1,049,486
21,259	Emulex Corp.	162,419
67,922	Extreme Networks, Inc.	250,632
87,727	Finisar Corp.	1,359,768
2,082	NETGEAR, Inc.	73,099
33,104	Symmetricom, Inc.	178,431

		3,153,835

Computers & Peripherals – 0.4%
41,246	Imation Corp.*	153,022
147,927	Quantum Corp.*	201,181
14,200	Xyratex Ltd.	132,060

		486,263

Construction Materials* – 0.1%
13,486	Headwaters, Inc.	126,229

Consumer Finance – 0.7%
15,581	Cash America International, Inc.	746,486

Shares	Description	Value
Common Stocks – (continued)
Consumer Finance – (continued)
2,761	World Acceptance Corp.*(a)	$ 214,115

		960,601

Containers & Packaging – 0.0%
5,550	Boise, Inc.	45,788

Distributors – 0.1%
2,678	Core-Mark Holding Co., Inc.	134,248

Diversified Consumer Services* – 0.4%
9,071	Ascent Capital Group LLC Class A	577,913

Diversified Financial Services* – 1.0%
62,067	PHH Corp.	1,358,026
3,878	PICO Holdings, Inc.	81,554

		1,439,580

Diversified Telecommunication Services*(a) – 0.1%
8,579	magicJack VocalTec Ltd.	112,814

Electric Utilities – 2.7%
5,467	El Paso Electric Co.	184,183
55,388	PNM Resources, Inc.	1,183,088
57,744	Portland General Electric Co.	1,658,408
18,336	UIL Holdings Corp.	682,283
1,126	UNS Energy Corp.	50,996

		3,758,958

Electrical Equipment – 2.1%
32,927	Brady Corp. Class A	1,148,823
9,209	Encore Wire Corp.	300,398
25,139	EnerSys, Inc.*	1,028,939
55,851	LSI Industries, Inc.	404,361
12,991	Vicor Corp.*	69,892

		2,952,413

Electronic Equipment, Instruments & Components – 1.1%
21,922	Agilysys, Inc.*	186,556
16,540	CTS Corp.	164,573
36,047	Insight Enterprises, Inc.*	706,521
32,883	Methode Electronics, Inc.	316,335
8,012	Newport Corp.*	115,533

		1,489,518

Energy Equipment & Services – 0.4%
5,412	Dawson Geophysical Co.*	144,609
1,426	Gulfmark Offshore, Inc. Class A	49,568
31,559	Parker Drilling Co.*	177,361
29,979	Willbros Group, Inc.*	196,063

		567,601

Food & Staples Retailing – 0.6%
7,139	Ingles Markets, Inc. Class A	136,997
12,694	Susser Holdings Corp.*	531,371
15,665	The Pantry, Inc.*	195,813

		864,181

Food Products – 0.7%
9,963	Darling International, Inc.*	168,076

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food Products – (continued)
4,909	Fresh Del Monte Produce, Inc.	$ 129,352
2,027	Lancaster Colony Corp.	144,850
44,734	Pilgrim’s Pride Corp.*	378,002
3,608	Post Holdings, Inc.*	137,068

		957,348

Gas Utilities – 1.3%
9,029	Northwest Natural Gas Co.	410,097
5,994	Piedmont Natural Gas Co., Inc.	190,369
1,217	South Jersey Industries, Inc.	66,059
17,528	Southwest Gas Corp.	780,697
2,494	The Laclede Group, Inc.	99,561
4,202	WGL Holdings, Inc.	176,190

		1,722,973

Health Care Equipment & Supplies – 0.3%
4,270	Cynosure, Inc. Class A*	114,009
9,483	Invacare Corp.	149,167
1,248	STERIS Corp.	47,087
2,684	Wright Medical Group, Inc.*	56,740

		367,003

Health Care Providers & Services – 1.4%
50,565	Amedisys, Inc.*	562,283
6,690	BioScrip, Inc.*	75,129
41,420	Kindred Healthcare, Inc.*	446,507
1,356	Magellan Health Services, Inc.*	69,563
6,247	Molina Healthcare, Inc.*	179,351
14,108	PharMerica Corp.*	204,284
25,199	Skilled Healthcare Group, Inc. Class A*	134,059
30,783	Universal American Corp.	288,437

		1,959,613

Hotels, Restaurants & Leisure – 2.0%
3,477	Ameristar Casinos, Inc.	92,141
2,778	Biglari Holdings, Inc.*	1,024,749
18,414	Boyd Gaming Corp.*(a)	129,082
6,401	Marriott Vacations Worldwide Corp.*	284,076
3,927	Orient-Express Hotels Ltd. Class A*	45,632
20,124	Papa John’s International, Inc.*	1,128,956

		2,704,636

Household Durables – 2.4%
9,455	American Greetings Corp. Class A(a)	151,280
9,662	Beazer Homes USA, Inc.*(a)	181,839
7,951	Blyth, Inc.(a)	111,393
6,605	CSS Industries, Inc.	149,999
4,210	Ethan Allen Interiors, Inc.	121,711
11,446	Hooker Furniture Corp.	172,835
186,430	Hovnanian Enterprises, Inc. Class A*(a)	1,064,515
9,987	KB Home(a)	190,452
2,696	La-Z-Boy, Inc.	42,165
6,544	M/I Homes, Inc.*	178,259

Shares	Description	Value
Common Stocks – (continued)
Household Durables – (continued)
3,661	Meritage Homes Corp.*	$ 161,963
11,229	NACCO Industries, Inc. Class A	731,682

		3,258,093

Household Products* – 0.3%
40,418	Central Garden & Pet Co. Class A	388,821

Independent Power Producers & Energy Traders – 0.2%
19,258	Genie Energy Ltd. Class B	137,502
6,257	Ormat Technologies, Inc.	133,024

		270,526

Industrial Conglomerates – 0.3%
176	Seaboard Corp.	475,783

Insurance – 3.3%
34,961	American Equity Investment Life Holding Co.	471,274
11,773	AmTrust Financial Services, Inc.	391,335
92,037	CNO Financial Group, Inc.	945,220
32,200	First American Financial Corp.	769,258
15,488	Global Indemnity PLC*	326,952
5,252	Kansas City Life Insurance Co.(a)	203,463
39,384	Maiden Holdings Ltd.	400,535
13,169	Stewart Information Services Corp.	349,769
31,251	Symetra Financial Corp.	435,951
3,113	Tower Group, Inc.	60,081
8,249	United Fire Group, Inc.	191,294

		4,545,132

Internet Software & Services – 0.5%
45,455	Marchex, Inc. Class B(a)	169,093
22,634	RealNetworks, Inc.*	173,376
8,429	Responsys, Inc.*	64,313
3,729	Travelzoo, Inc.*(a)	81,740
3,240	ValueClick, Inc.*	66,323
2,596	Vocus, Inc.*	45,534
7,799	WebMD Health Corp.*	128,917

		729,296

IT Services – 1.0%
7,372	Acxiom Corp.*	130,706
57,204	Ciber, Inc.*	193,350
7,874	CSG Systems International, Inc.*	148,267
2,603	Euronet Worldwide, Inc.*	63,695
12,819	Global Cash Access Holdings, Inc.*	96,783
38,359	Lionbridge Technologies, Inc.*	153,052
10,313	ManTech International Corp. Class A	254,422
11,157	TeleTech Holdings, Inc.*	208,636
5,319	Unisys Corp.*	118,135

		1,367,046

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Leisure Equipment & Products* – 0.2%
4,896	Arctic Cat, Inc.	$ 176,941
13,810	Smith & Wesson Holding Corp.(a)	118,766

		295,707

Life Sciences Tools & Services* – 0.4%
50,565	Affymetrix, Inc.(a)	191,641
28,417	Cambrex Corp.	333,900

		525,541

Machinery – 3.7%
16,033	Albany International Corp. Class A	401,787
8,657	Astec Industries, Inc.	305,765
2,310	Briggs & Stratton Corp.	54,816
5,356	Cascade Corp.	345,837
3,696	EnPro Industries, Inc.*	164,398
17,703	Hyster-Yale Materials Handling, Inc.	888,337
20,596	Kadant, Inc.*	553,415
8,448	Meritor, Inc.*	38,523
21,307	Miller Industries, Inc.	325,571
15,707	Mueller Industries, Inc.	838,125
23,157	Navistar International Corp.*	604,166
3,261	Sauer-Danfoss, Inc.	175,018
19,233	Tecumseh Products Co. Class A*	136,747
5,361	WABCO Holdings, Inc.*	335,920

		5,168,425

Media – 0.3%
13,330	Entercom Communications Corp. Class A*	105,840
38,889	Journal Communications, Inc. Class A*	213,112
4,416	Valassis Communications, Inc.	123,913

		442,865

Metals & Mining – 0.6%
16,920	Materion Corp.	455,148
9,939	Schnitzer Steel Industries, Inc. Class A	289,026
3,094	Worthington Industries, Inc.	85,023

		829,197

Multi-Utilities – 0.5%
9,507	Avista Corp.	245,851
1,696	CH Energy Group, Inc.	110,240
7,704	NorthWestern Corp.	284,971

		641,062

Multiline Retail – 0.1%
7,768	Fred’s, Inc. Class A	102,693

Oil, Gas & Consumable Fuels – 3.2%
54,034	Alon USA Energy, Inc.	1,060,147
28,289	Delek US Holdings, Inc.	960,977
3,582	Energy XXI (Bermuda) Ltd.	112,188

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
27,249	FX Energy, Inc.*	$ 108,723
14,219	Penn Virginia Corp.	61,000
37,298	PetroQuest Energy, Inc.*	191,712
24,862	Quicksilver Resources, Inc.*	68,122
12,793	Ship Finance International Ltd.	215,690
24,772	W&T Offshore, Inc.	435,987
36,533	Western Refining, Inc.(b)	1,228,605

		4,443,151

Paper & Forest Products – 3.1%
22,074	Buckeye Technologies, Inc.	634,628
2,843	Clearwater Paper Corp.*	128,816
79,921	Louisiana-Pacific Corp.*	1,552,865
4,454	PH Glatfelter Co.	82,755
128,338	Resolute Forest Products*(a)	1,750,530
1,881	Schweitzer-Mauduit International, Inc.	76,632

		4,226,226

Personal Products(a) – 0.5%
7,527	Herbalife Ltd.	273,381
10,459	USANA Health Sciences, Inc.*	370,771

		644,152

Pharmaceuticals – 0.9%
58,121	Horizon Pharma, Inc.*(a)	123,798
20,947	Questcor Pharmaceuticals, Inc.(a)	533,729
27,096	Warner Chilcott PLC Class A	383,950
29,315	XenoPort, Inc.*	245,953

		1,287,430

Professional Services – 1.2%
30,594	CDI Corp.	520,710
8,101	Heidrick & Struggles International, Inc.	128,077
61,355	Kelly Services, Inc. Class A	977,998
4,084	Kforce, Inc.	56,196

		1,682,981

Real Estate Investment Trusts – 9.5%
32,469	AG Mortgage Investment Trust, Inc.	824,713
19,980	Agree Realty Corp.	566,633
18,322	Ashford Hospitality Trust	212,352
19,874	Capstead Mortgage Corp.	246,040
4,753	Chatham Lodging Trust	74,860
45,615	DuPont Fabros Technology, Inc.	1,078,339
24,384	Extra Space Storage, Inc.	971,458
36,245	Franklin Street Properties Corp.	471,185
16,205	Getty Realty Corp.(a)	305,950
5,444	Glimcher Realty Trust	60,537
5,714	Inland Real Estate Corp.	51,883
3,540	Invesco Mortgage Capital	76,818
45,277	LTC Properties, Inc.	1,686,115
13,324	National Health Investors, Inc.	848,073
3,737	One Liberty Properties, Inc.	82,513

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Real Estate Investment Trusts – (continued)
42,749	Potlatch Corp.	$ 1,854,879
10,589	PS Business Parks, Inc.	755,631
22,900	Rayonier, Inc.	1,232,936
8,513	RLJ Lodging Trust	178,007
2,089	Sovran Self Storage, Inc.	136,286
11,251	Starwood Property Trust, Inc.	288,476
18,376	Strategic Hotels & Resorts, Inc.*	134,329
12,083	Universal Health Realty Income Trust	666,136
8,748	Urstadt Biddle Properties Class A	177,059
4,620	Winthrop Realty Trust	55,209

		13,036,417

Real Estate Management & Development* – 1.7%
13,014	Altisource Portfolio Solutions SA	1,143,540
4,338	Altisource Residential Corp. Class B	78,084
2,438	Tejon Ranch Co.	74,505
2,196	The St. Joe Co.	51,606
25,590	Zillow, Inc. Class A(a)	968,326

		2,316,061

Road & Rail – 0.3%
5,267	Heartland Express, Inc.	72,843
2,178	Saia, Inc.*	56,497
13,833	Universal Truckload Services, Inc.	248,164
4,186	Werner Enterprises, Inc.	98,873

		476,377

Semiconductors & Semiconductor Equipment – 1.0%
4,186	Cypress Semiconductor Corp.*	42,990
26,053	DSP Group, Inc.*	170,908
29,683	First Solar, Inc.*	836,467
1,862	MKS Instruments, Inc.	51,764
25,636	Photronics, Inc.*	153,560
7,247	Spansion, Inc. Class A*	83,340

		1,339,029

Software – 2.8%
48,238	Accelrys, Inc.*	454,402
60,136	Aspen Technology, Inc.*	1,840,162
9,931	Mentor Graphics Corp.*	170,118
6,162	MicroStrategy, Inc. Class A*	617,864
8,486	Monotype Imaging Holdings, Inc.	153,427
17,907	Pegasystems, Inc.	430,663
10,200	QAD, Inc. Class A	141,678

		3,808,314

Specialty Retail – 3.5%
2,103	Asbury Automotive Group, Inc.*	74,783
11,460	Brown Shoe Co., Inc.	197,570
5,652	Destination Maternity Corp.	128,696
20,319	Group 1 Automotive, Inc.	1,376,409
16,010	Lumber Liquidators Holdings, Inc.*(a)	947,472

Shares	Description	Value
Common Stocks – (continued)
Specialty Retail – (continued)
70,049	OfficeMax, Inc.	$ 755,128
11,603	Penske Automotive Group, Inc.	381,971
18,419	Shoe Carnival, Inc.	377,037
17,426	Stage Stores, Inc.	398,184
9,255	The Finish Line, Inc. Class A	172,513

		4,809,763

Textiles, Apparel & Luxury Goods – 1.1%
3,137	Columbia Sportswear Co.(a)	160,270
17,605	Movado Group, Inc.	643,639
22,681	Perry Ellis International, Inc.	437,743
4,727	Skechers U.S.A., Inc.*	89,813
2,106	The Warnaco Group, Inc.*	154,180

		1,485,645

Thrifts & Mortgage Finance – 2.7%
69,827	Astoria Financial Corp.	680,115
57,379	Brookline Bancorp, Inc.	505,509
41,691	Northwest Bancshares, Inc.	508,630
49,200	Ocwen Financial Corp.*	1,917,324
3,787	Oritani Financial Corp.	57,335

		3,668,913

Tobacco – 0.5%
60,921	Alliance One International, Inc.*	220,534
8,367	Universal Corp.	454,998

		675,532

Trading Companies & Distributors – 1.1%
37,271	H&E Equipment Services, Inc.	718,585
11,861	TAL International Group, Inc.	496,976
4,679	Watsco, Inc.	352,562

		1,568,123

Water Utilities – 0.1%
934	American States Water Co.	47,214
7,557	California Water Service Group	147,361

		194,575

Wireless Telecommunication Services – 0.1%
16,569	USA Mobility, Inc.	191,538

TOTAL COMMON STOCKS		$131,647,145

Investment Company – 0.1%
Capital Markets – 0.1%
10,178	THL Credit, Inc.	$ 151,754

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 2.8%
Repurchase Agreement – 2.8%
Joint Repurchase Agreement Account II
$3,900,000	0.160%	02/01/13	$ 3,900,000

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE	$135,698,899

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 7.6%
Financial Square Money Market Fund – FST Shares
10,441,515	0.115%	$ 10,441,515

TOTAL INVESTMENTS – 105.9%		$146,140,414

LIABILITIES IN EXCESS OF OTHER ASSETS – (5.9)%		(8,158,499)

NET ASSETS – 100.0%		$137,981,915

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(c)	Joint repurchase agreement was entered into on January 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2013.

(e)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED SMALL CAP VALUE FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Russell 2000 Mini Index	38	March 2013	$3,420,380	$87,643

TAX INFORMATION — At January 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$129,047,912

Gross unrealized gain	23,310,372
Gross unrealized loss	(6,217,870)

Net unrealized security gain	$17,092,502

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND

Schedule of Investments

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – 97.6%
Aerospace & Defense – 2.3%
34,161	Honeywell International, Inc.	$ 2,331,147
13,557	Lockheed Martin Corp.	1,177,696
27,366	Raytheon Co.	1,441,641
33,072	The Boeing Co.	2,443,029

		7,393,513

Air Freight & Logistics – 0.1%
1,976	FedEx Corp.	200,465

Airlines* – 0.1%
8,182	United Continental Holdings, Inc.	197,595

Auto Components* – 0.0%
10,232	The Goodyear Tire & Rubber Co.	140,792

Automobiles* – 0.4%
40,231	General Motors Co.	1,130,089

Biotechnology – 3.6%
8,344	Alexion Pharmaceuticals, Inc.*	784,253
54,498	Amgen, Inc.	4,657,399
21,043	Biogen Idec, Inc.*	3,284,391
43,922	Gilead Sciences, Inc.*	1,732,723
12,925	Myriad Genetics, Inc.*	349,751
20,490	Vertex Pharmaceuticals, Inc.*	917,542

		11,726,059

Building Products – 0.0%
2,560	Armstrong World Industries, Inc.	140,774

Capital Markets – 4.5%
25,581	Ameriprise Financial, Inc.	1,696,532
20,243	BlackRock, Inc.	4,783,016
6,863	Federated Investors, Inc. Class B	162,379
110,048	Jefferies Group, Inc.	2,193,257
7,082	LPL Financial Holdings, Inc.	235,831
89,572	Morgan Stanley, Inc.	2,046,720
83,188	SEI Investments Co.	2,242,748
22,608	State Street Corp.	1,258,135

		14,618,618

Chemicals – 3.0%
88,823	Huntsman Corp.	1,565,949
51,723	Kronos Worldwide, Inc.(a)	1,002,909
97,356	LyondellBasell Industries NV Class A	6,174,318
3,735	PPG Industries, Inc.(a)	514,944
2,005	The Sherwin-Williams Co.	325,091
1,593	The Valspar Corp.	105,584
2,451	W.R. Grace & Co.*	175,982

		9,864,777

Commercial Banks – 2.8%
7,710	M&T Bank Corp.(a)	791,740

Shares	Description	Value
Common Stocks – (continued)
Commercial Banks – (continued)
78,603	PNC Financial Services Group, Inc.	$ 4,857,666
100,722	Wells Fargo & Co.	3,508,147

		9,157,553

Commercial Services & Supplies – 0.5%
3,362	Avery Dennison Corp.	129,471
5,663	The ADT Corp.	268,993
42,163	Tyco International Ltd.	1,274,587

		1,673,051

Communications Equipment – 1.3%
5,782	EchoStar Corp. Class A*	210,349
59,255	QUALCOMM, Inc.	3,912,608

		4,122,957

Computers & Peripherals – 3.7%
23,216	Apple, Inc.(b)	10,570,477
27,932	Western Digital Corp.	1,312,804

		11,883,281

Diversified Consumer Services(a) – 0.0%
2,899	Weight Watchers International, Inc.	155,010

Diversified Financial Services – 4.2%
5,233	CBOE Holdings, Inc.	177,294
79,709	Citigroup, Inc.	3,360,531
10,204	Interactive Brokers Group, Inc. Class A	145,917
210,332	JPMorgan Chase & Co.	9,896,121

		13,579,863

Diversified Telecommunication Services – 1.2%
87,966	AT&T, Inc.	3,060,337
22,286	Verizon Communications, Inc.	971,893

		4,032,230

Electric Utilities – 1.9%
16,961	Entergy Corp.	1,095,680
2,953	NextEra Energy, Inc.	212,764
43,831	Pinnacle West Capital Corp.	2,339,699
57,928	The Southern Co.	2,562,155

		6,210,298

Electrical Equipment – 0.0%
1,644	Regal-Beloit Corp.	121,919

Electronic Equipment, Instruments & Components – 1.2%
11,014	Avnet, Inc.*	389,455
253,311	Corning, Inc.	3,039,732
11,951	Molex, Inc.	324,589

		3,753,776

Food & Staples Retailing – 0.7%
45,808	CVS Caremark Corp.	2,345,370

Food Products – 2.6%
155,893	Archer-Daniels-Midland Co.	4,447,627
38,843	Bunge Ltd.	3,094,233

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Food Products – (continued)
3,949	Ingredion, Inc.	$ 260,911
29,663	Tyson Foods, Inc. Class A	656,146

		8,458,917

Health Care Equipment & Supplies – 1.3%
38,591	Abbott Laboratories	1,307,463
16,404	Baxter International, Inc.	1,112,847
162,966	Boston Scientific Corp.*	1,217,356
6,222	Edwards Lifesciences Corp.*	559,544
4,275	Hill-Rom Holdings, Inc.	141,845

		4,339,055

Health Care Providers & Services – 0.1%
4,646	Cardinal Health, Inc.	203,541

Hotels, Restaurants & Leisure – 4.2%
52,899	Carnival Corp.	2,048,249
63,020	Marriott International, Inc. Class A	2,519,540
9,424	Marriott Vacations Worldwide Corp.*	418,237
2,711	McDonald’s Corp.	258,331
20,314	Starbucks Corp.	1,140,022
44,570	Wyndham Worldwide Corp.	2,486,561
31,028	Wynn Resorts Ltd.	3,885,326
15,280	Yum! Brands, Inc.	992,283

		13,748,549

Household Durables* – 0.2%
496	NVR, Inc.	510,711

Household Products – 1.6%
2,893	Colgate-Palmolive Co.	310,621
21,852	Kimberly-Clark Corp.	1,955,973
39,031	The Procter & Gamble Co.	2,933,570

		5,200,164

Independent Power Producers & Energy Traders – 0.1%
18,046	The AES Corp.	195,619

Industrial Conglomerates – 1.7%
248,777	General Electric Co.	5,542,752

Insurance – 3.5%
65,479	Berkshire Hathaway, Inc. Class B*	6,346,879
10,188	MetLife, Inc.	380,420
81,074	Prudential Financial, Inc.	4,692,563

		11,419,862

Internet & Catalog Retail* – 3.1%
142,647	Groupon, Inc.	784,559
188,078	Liberty Interactive Corp. Class A	3,998,538
7,084	Priceline.com, Inc.	4,855,870
9,466	TripAdvisor, Inc.	438,086

		10,077,053

Internet Software & Services – 2.8%
24,316	AOL, Inc.*	745,285
29,469	eBay, Inc.*	1,648,201
6,152	Google, Inc. Class A*	4,649,005

Shares	Description	Value
Common Stocks – (continued)
Internet Software & Services – (continued)
6,476	IAC/InterActiveCorp	$ 267,135
22,621	VeriSign, Inc.*	981,978
38,886	Yahoo!, Inc.*	763,332

		9,054,936

IT Services – 5.1%
22,733	Accenture PLC Class A	1,634,275
21,404	Computer Sciences Corp.	894,687
37,748	International Business Machines Corp.	7,665,486
30,140	Lender Processing Services, Inc.	724,566
10,257	MasterCard, Inc. Class A	5,317,229
5,294	Teradata Corp.*	352,898

		16,589,141

Life Sciences Tools & Services* – 0.4%
19,264	Life Technologies Corp.	1,246,188

Machinery – 1.7%
6,634	AGCO Corp.*	351,602
6,137	Harsco Corp.	156,432
13,974	Illinois Tool Works, Inc.	877,987
27,952	Navistar International Corp.*	729,268
17,232	PACCAR, Inc.	810,938
40,178	The Toro Co.	1,769,037
12,894	WABCO Holdings, Inc.*	807,938

		5,503,202

Media – 3.8%
19,422	CBS Corp. Class B	810,286
5,650	Cinemark Holdings, Inc.	158,991
9,833	Comcast Corp. Class A	361,166
46,559	DIRECTV*	2,381,027
43,257	DISH Network Corp. Class A	1,612,188
195,332	News Corp. Class A	5,418,510
28,768	Viacom, Inc. Class B	1,736,149

		12,478,317

Metals & Mining – 0.4%
5,855	Newmont Mining Corp.	251,531
19,844	Nucor Corp.	913,022

		1,164,553

Multi-Utilities – 0.1%
7,158	Consolidated Edison, Inc.	407,147

Office Electronics* – 0.0%
2,630	Zebra Technologies Corp. Class A	113,826

Oil, Gas & Consumable Fuels – 13.3%
40,403	Chevron Corp.	4,652,405
86,349	ConocoPhillips	5,008,242
155,956	Exxon Mobil Corp.	14,031,361
43,604	Hess Corp.	2,928,445
2,807	Kinder Morgan, Inc.	105,150
84,440	Marathon Petroleum Corp.	6,266,292
61,642	Murphy Oil Corp.	3,668,932
49,721	Occidental Petroleum Corp.	4,388,873
12,596	Phillips 66	762,940

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
26,200	Tesoro Corp.	$ 1,275,678

		43,088,318

Paper & Forest Products – 0.3%
12,540	Domtar Corp.	1,043,704

Personal Products – 0.9%
8,875	Avon Products, Inc.	150,698
59,720	Herbalife Ltd.(a)	2,169,030
12,414	Nu Skin Enterprises, Inc. Class A(a)	525,857

		2,845,585

Pharmaceuticals – 9.9%
148,967	AbbVie, Inc.	5,465,599
80,520	Bristol-Myers Squibb Co.	2,909,993
40,041	Eli Lilly & Co.	2,149,802
9,159	Hospira, Inc.*	312,505
106,702	Johnson & Johnson	7,887,412
138,240	Merck & Co., Inc.	5,978,880
7,678	Mylan, Inc.*	217,057
229,104	Pfizer, Inc.	6,249,957
67,772	Warner Chilcott PLC Class A	960,329

		32,131,534

Real Estate Investment Trusts – 3.5%
55,978	American Tower Corp.	4,262,725
73,671	Rayonier, Inc.	3,966,446
20,067	Simon Property Group, Inc.	3,214,332

		11,443,503

Real Estate Management & Development – 0.1%
1,756	Jones Lang LaSalle, Inc.	161,798

Road & Rail – 1.0%
17,615	CSX Corp.	388,059
57,335	Hertz Global Holdings, Inc.*	1,048,084
5,314	Norfolk Southern Corp.	365,975
10,657	Union Pacific Corp.	1,400,969

		3,203,087

Semiconductors & Semiconductor Equipment – 0.9%
42,002	Broadcom Corp. Class A	1,362,965
36,004	Cypress Semiconductor Corp.*	369,761
47,459	Intel Corp.	998,537
7,646	Lam Research Corp.*	314,557

		3,045,820

Software – 0.6%
72,285	Microsoft Corp.	1,985,669

Specialty Retail* – 0.7%
14,564	AutoNation, Inc.(a)	706,354
2,714	AutoZone, Inc.	1,003,366
1,090	O’Reilly Automotive, Inc.	100,988
12,866	Urban Outfitters, Inc.	550,536

		2,361,244

Tobacco – 1.9%
34,770	Lorillard, Inc.	1,358,464

Shares	Description	Value
Common Stocks – (continued)
Tobacco – (continued)
55,824	Philip Morris International, Inc.	$ 4,921,444

		6,279,908

Trading Companies & Distributors – 0.2%
7,495	MSC Industrial Direct Co., Inc. Class A	593,004

Water Utilities – 0.1%
9,916	American Water Works Co., Inc.	379,584

TOTAL COMMON STOCKS		$317,264,281

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(c) – 2.4%
Repurchase Agreement – 2.4%
Joint Repurchase Agreement Account II
$7,800,000	0.160%	02/01/13	$ 7,800,000

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$325,064,281

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(d)(e) – 1.5%
Financial Square Money Market Fund – FST Shares
4,966,442	0.115%	$ 4,966,442

TOTAL INVESTMENTS – 101.5%		$330,030,723

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.5)%		(5,028,496)

NET ASSETS – 100.0%		$325,002,227

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Joint repurchase agreement was entered into on January 31, 2013. Additional information appears in the Notes to the Schedule of Investments section.

(d)	Variable rate security. Interest rate disclosed is that which is in effect at January 31, 2013.

(e)	Represents an affiliated issuer.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED U.S. EQUITY FUND

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At January 31, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-Mini Index	90	March 2013	$6,719,850	$242,919

TAX INFORMATION — At January 31, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$288,623,979

Gross unrealized gain	43,693,497
Gross unrealized loss	(2,286,753)

Net unrealized security gain	$41,406,744

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which the market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investment. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the daily net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. Investments applying these valuation adjustments are classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Investment Company — Investments in investment companies (other than those that are exchange traded) are valued at the NAV on the valuation date and are classified as Level 1 of the fair value hierarchy.

Portfolio Securities Transactions — Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), a separate series of the Trust. The Money Market Fund, deemed an affiliate of the Trust, is registered under the Investment Company Act of 1940, as amended (the “Act”) as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under valuation procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer, may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of January 31, 2013:

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRUCTURED LARGE CAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$357,232,027	$—	$—
Short-term Investments	—	6,400,000	—
Securities Lending Reinvestment Vehicle	5,096,163	—	—
Total	$362,328,190	$6,400,000	$—

Derivatives Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$126,019	$—	$—

STRUCTURED LARGE CAP VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$381,561,931	$—	$—
Short-term Investments	—	6,200,000	—
Securities Lending Reinvestment Vehicle	5,264,869	—	—
Total	$386,826,800	$6,200,000	$—

Derivatives Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$137,185	$—	$—

STRUCTURED SMALL CAP EQUITY
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$215,761,883	$—	$—
Short-term Investments	—	6,000,000	—
Securities Lending Reinvestment Vehicle	22,807,559	—	—
Total	$238,569,442	$6,000,000	$—

Derivatives Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$60,025	$—	$—

STRUCTURED SMALL CAP GROWTH
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$43,637,232	$—	$—
Short-term Investments	—	1,300,000	—
Securities Lending Reinvestment Vehicle	4,060,505	—	—
Total	$47,697,737	$1,300,000	$—

Derivatives Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$15,816	$—	$—

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

STRUCTURED SMALL CAP VALUE
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$131,647,145	$—	$—
Investment Company	151,754	—	—
Short-term Investments	—	3,900,000	—
Securities Lending Reinvestment Vehicle	10,441,515	—	—
Total	$142,240,414	$3,900,000	$—

Derivatives Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$87,643	$—	$—

STRUCTURED U.S. EQUITY
Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments	$317,264,281	$—	$—
Short-term Investments	—	7,800,000	—
Securities Lending Reinvestment Vehicle	4,966,442	—	—
Total	$322,230,723	$7,800,000	$—

Derivatives Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$242,919	$—	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At January 31, 2013, the Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of February 1, 2013, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Structured Large Cap Growth	$6,400,000	$6,400,028	$6,551,631
Structured Large Cap Value	6,200,000	6,200,028	6,346,892
Structured Small Cap Equity	6,000,000	6,000,027	6,142,154
Structured Small Cap Growth	1,300,000	1,300,006	1,330,800
Structured Small Cap Value	3,900,000	3,900,017	3,992,400
Structured U.S. Equity	7,800,000	7,800,035	7,984,800

REPURCHASE AGREEMENTS — At January 31, 2013, the Principal Amounts of the Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Structured Large Cap Growth	Structured Large Cap Value	Structured Small Cap Equity	Structured Small Cap Growth	Structured Small Cap Value	Structured U.S. Equity
BNP Paribas Securities Co.	0.160%	$1,888,462	$1,829,448	$1,770,434	$383,593	$1,150,783	$2,301,564
Credit Suisse Securities LLC	0.130	692,436	670,798	649,159	140,651	421,953	843,907
Deutsche Bank Securities, Inc.	0.170	1,458,523	1,412,944	1,367,365	296,263	888,787	1,777,574
JPMorgan Securities LLC	0.170	629,488	609,816	590,145	127,865	383,594	767,188
UBS Securities LLC	0.150	157,372	152,454	147,536	31,966	95,898	191,797
Wells Fargo Securities LLC	0.160	1,573,719	1,524,540	1,475,361	319,662	958,985	1,917,970
TOTAL		$6,400,000	$6,200,000	$6,000,000	$1,300,000	$3,900,000	$7,800,000

GOLDMAN SACHS STRUCTURED DOMESTIC EQUITY FUNDS

Schedule of Investments (continued)

January 31, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

At January 31, 2013, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Home Loan Mortgage Corp.	2.000 to 8.000%	12/01/13 to 01/01/43
Federal National Mortgage Association	2.500 to 4.500	06/01/22 to 01/01/43
Government National Mortgage Association	2.500 to 6.500	01/20/28 to 01/20/43
U.S. Treasury Notes	1.375 to 3.250	02/15/13 to 03/31/17

The Funds’ risks include, but are not limited to, the following:

Investments in Other Investment Companies — As a shareholder of another investment company, a Fund will directly bear its proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in a Fund, may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date March 20, 2013

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date March 20, 2013

*	Print the name and title of each signing officer under his or her signature.